UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	2/28/2018

Item 1 – Reports to Stockholders

PRUDENTIAL SHORT DURATION HIGH YIELD INCOME FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To provide a high level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential Short Duration High Yield Income Fund	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), each Fund’s Class A, Class C, Class R and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Funds as new additions to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Funds.

In addition, on or about the Effective Date, the Class R shares of each Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z or Class Q shares of the Funds, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Funds’ Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of a Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in a Fund will be permitted to purchase such share classes.
•	Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of a Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.
•	Certain new group retirement plans will be permitted to offer such share classes of a Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.
•	New group retirement plans that combine with, replace or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Funds also reserve the right to refuse any purchase order that might disrupt management of a Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential Short Duration High Yield Income Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short Duration High Yield Income Fund informative and useful. The report covers performance for the six-month period ended February 28, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds will be renamed from Prudential to PGIM Funds. Renaming our funds is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name is changing. Your Fund’s management and operation, along with the Fund’s symbols, will remain the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short Duration High Yield Income Fund

April 16, 2018

*Note: The Prudential Day One Funds will not be changing their names.

Prudential Short Duration High Yield Income Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/28/18 (without sales charges)	Average Annual Total Returns as of 2/28/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	1.25	0.34	3.05	3.16 (10/26/12)
Class C	0.87	1.96	2.96	3.02 (10/26/12)
Class Q	1.39	3.90	N/A	4.16 (10/27/14)
Class Z	1.37	3.86	3.99	4.06 (10/26/12)
Bloomberg Barclays US High Yield Ba/B Rated 1–5 Yr 1% Capped Index	1.24	3.67	4.18	—
Lipper High Yield Funds Average	0.92	3.56	4.16	—

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A*	Class C*	Class Q**	Class Z*
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” on page 4 of this report for more information.

**Class Q shares will be renamed as Class R6 shares effective on June 11, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” on page 3 of this report for more information.

Benchmark Definitions

Bloomberg Barclays US High Yield Ba/B Rated 1–5 Year 1% Capped Index—The Bloomberg Barclays US High Yield Ba/B Rated 1–5 Year 1% Capped Index (the Index) represents the performance of US short duration, higher-rated high yield bonds. The average annual total returns for the Index through 2/28/18 measured from the month-end closest to the inception date of the Fund’s Class A, C, and Z shares is 4.55% and 3.67% for Class Q shares.

Lipper High Yield Funds Average—The Lipper High Yield Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Funds universe for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. The average annual total returns for the Lipper Average through 2/28/18 measured from the month-end closest to the inception date of the Fund’s Class A, C, and Z shares is 4.66% and 3.64% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Short Duration High Yield Income Fund	9

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/18 (%)
BBB	5.2
BB	43.2
B	43.9
CCC	5.6
Not Rated	1.1
Cash/Cash Equivalents	0.9
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 2/28/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.24	4.61	4.52
Class C	0.21	4.01	3.94
Class Q	0.26	5.08	5.00
Class Z	0.25	5.01	4.92

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Short Duration High Yield Income Fund	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration High Yield Income Fund		Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,012.50	1.00%	$4.99
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
Class C	Actual	$1,000.00	$1,008.70	1.75%	$8.72
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75
Class Q	Actual	$1,000.00	$1,013.90	0.70%	$3.50
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51
Class Z	Actual	$1,000.00	$1,013.70	0.75%	$3.74
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2018, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 28, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 97.3%

BANK LOANS 8.0%

Aerospace & Defense 0.1%
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	5.400	%(c)	07/07/22	3,192	$3,216,771

Commercial Services 0.6%
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 3.500%	5.150	(c)	04/26/24	13,371	13,437,666

Non-Captive Finance 0.3%
Exela Intermediate LLC, First Lien Term B Loan, 1 Month LIBOR + 7.500%	9.080	(c)	06/30/23	5,963	5,824,617

Packaging & Containers 0.3%
Coveris Holdings SA (Luxembourg), USD Term B-1 Loan, 3 Month LIBOR + 4.250%	5.940	(c)	06/29/22	7,568	7,577,553

Retail 1.2%
Academy Ltd., Initial Term Loan, 1 Month LIBOR + 4.000%	5.535	(c)	07/01/22	7,059	5,623,534
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	4.900	(c)	02/15/21	10,883	10,513,090
Sally Holdings LLC, Term B-2 Loan^	4.500		07/05/24	9,854	9,804,730

					25,941,354

Software 1.5%
BMC Software Finance, Inc., Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%	4.900	(c)	09/12/22	18,189	18,234,224
Infor (US), Inc., Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%	4.440	(c)	02/01/22	6,720	6,723,617
Symantec Corp., Term A-5 Loan, 2 Month LIBOR + 1.750%	3.390	(c)	08/01/21	6,838	6,837,607

					31,795,448

Technology 1.9%
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%	3.150	(c)	12/31/18	10,276	10,267,187
Informatica LLC, Dollar Term B-1 Loan, 3 Month LIBOR + 3.250%	4.940	(c)	08/05/22	4,779	4,799,330
McAfee LLC, Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.150	(c)	09/30/24	20,085	20,180,933
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.150	(c)	09/29/25	6,300	6,300,000

					41,547,450

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)

Telecommunications 1.3%
Frontier Communications Corp., Term B-1 Loan, 1 Month LIBOR + 3.750%	5.400	%(c)	06/15/24		4,757	$4,663,871
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-5 Term Loan	6.630		01/02/24		10,175	10,191,962
West Corp., First Lien Term B Loan, 1 Month LIBOR + 4.000%	5.650	(c)	10/10/24		12,876	12,981,092

						27,836,925

Tobacco 0.0%
Jacobs Douwe Egberts Holdings BV (Netherlands), Term Loan B - EUR, 3 Month EURIBOR + 2.000%	2.750	(c)	07/01/22	EUR	202	247,318

Wireless 0.8%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.020	(c)	05/27/24		9,726	9,741,838
Xplornet Communications, Inc. (Canada), Term B Loan, 3 Month LIBOR + 4.750%	6.440	(c)	09/09/21		7,017	7,082,339

						16,824,177

TOTAL BANK LOANS (cost $172,505,332)						174,249,279

CORPORATE BONDS 89.3%

Advertising 0.5%
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.625		02/15/24		10,880	11,002,400

Aerospace & Defense 0.8%
Arconic, Inc., Sr. Unsec’d. Notes	5.720		02/23/19		635	655,641
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000		07/15/23		3,400	3,689,000
TransDigm, Inc., Gtd. Notes(a)	6.000		07/15/22		13,025	13,334,344

						17,678,985

Auto Parts & Equipment 0.7%
American Axle & Manufacturing, Inc., Gtd. Notes	7.750		11/15/19		8,740	9,286,250
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%, 144A	4.125		09/15/21		6,725	6,708,187

						15,994,437

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Building Materials 0.4%
Griffon Corp., Gtd. Notes	5.250%	03/01/22	3,225	$3,233,062
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.125	07/15/23	2,000	2,060,000
Gtd. Notes(a)	8.500	04/15/22	3,550	3,880,025

				9,173,087

Chemicals 4.3%
Chemours Co. (The), Gtd. Notes(a)	6.625	05/15/23	32,702	34,377,977
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500	02/01/23	4,281	4,693,046
Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375	02/01/22	2,940	2,866,500
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	10.500	04/15/23	8,180	9,141,150
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24	13,165	13,000,438
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(a)	6.500	02/01/22	5,010	5,141,513
PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	1,626	1,715,430
Tronox Finance LLC, Gtd. Notes, 144A	7.500	03/15/22	18,592	19,289,200
W.R. Grace & Co., Gtd. Notes, 144A(a)	5.125	10/01/21	3,640	3,767,400

				93,992,654

Commercial Services 0.9%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A(a)	6.375	08/01/23	18,729	18,822,645
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000	04/15/22	350	353,937

				19,176,582

Computers 1.6%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875	06/15/21	11,520	11,779,200
EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20	7,435	7,232,418
NCR Corp.,
Gtd. Notes	5.000	07/15/22	1,320	1,323,300
Gtd. Notes	5.875	12/15/21	5,545	5,642,038
Gtd. Notes	6.375	12/15/23	9,385	9,760,400

				35,737,356

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Distribution/Wholesale 0.4%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250%	07/15/22		2,630	$2,636,575
Gtd. Notes	7.000	06/15/23		4,865	4,956,219

					7,592,794

Diversified Financial Services 1.7%
Alliance Data Systems Corp., Gtd. Notes, 144A(a)	5.375	08/01/22		11,455	11,497,956
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250	08/15/21		2,500	2,637,500
Navient Corp.,
Sr. Unsec’d. Notes	6.500	06/15/22		17,880	18,639,900
Sr. Unsec’d. Notes	6.625	07/26/21		2,505	2,617,725
Sr. Unsec’d. Notes, MTN	8.000	03/25/20		150	160,688
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22		1,125	1,179,112

					36,732,881

Electric 7.0%
AES Corp.,
Sr. Unsec’d. Notes	7.375	07/01/21		2,772	3,049,200
Sr. Unsec’d. Notes	8.000	06/01/20		59	64,605
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.875	01/15/24		2,375	2,425,469
Sr. Unsec’d. Notes(a)	5.375	01/15/23		10,775	10,505,625
Sr. Unsec’d. Notes	5.500	02/01/24		6,775	6,343,094
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125	06/15/21	EUR	1,550	1,925,799
DPL, Inc.,
Sr. Unsec’d. Notes	6.750	10/01/19		16,751	17,588,550
Sr. Unsec’d. Notes	7.250	10/15/21		8,668	9,448,120
Dynegy, Inc.,
Gtd. Notes(a)	7.375	11/01/22		33,924	35,747,415
Gtd. Notes	7.625	11/01/24		10,425	11,206,875
Gtd. Notes	8.034	02/02/24		3,300	3,448,500
Gtd. Notes, 144A	8.000	01/15/25		1,772	1,924,835
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(a)(d)	7.875	06/15/17		3,750	3,196,875
Sr. Unsec’d. Notes(d)	9.500	10/15/18		7,953	6,620,872
Sr. Unsec’d. Notes(a)(d)	9.875	10/15/20		3,463	2,882,948
Melton Renewable Energy PLC (United Kingdom), Sr. Sec’d. Notes	6.750	02/01/20	GBP	1,860	2,573,482

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes	6.250%		07/15/22		21,900	$22,611,750
Gtd. Notes	6.250		05/01/24		8,725	9,030,375
Red Oak Power LLC, Series B, Sr. Sec’d. Notes	9.200		11/30/29		1,625	1,844,375

						152,438,764

Entertainment 3.1%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.875		02/15/22		860	867,525
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.000		03/15/22		14,450	14,602,881
Eldorado Resorts, Inc., Gtd. Notes	7.000		08/01/23		9,666	10,221,795
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375		11/01/23		2,130	2,220,525
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250		02/15/22		6,775	7,156,094
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875		02/01/24		2,257	2,412,169
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000		08/01/18		5,067	5,067,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000		04/15/22		9,636	9,720,315
Scientific Games International, Inc.,
Gtd. Notes	6.250		09/01/20		775	778,875
Gtd. Notes	6.625		05/15/21		7,675	7,923,670
Gtd. Notes	10.000		12/01/22		4,350	4,719,750
Sr. Sec’d. Notes, 144A	7.000		01/01/22		1,325	1,394,562

						67,085,161

Environmental Control 0.2%
Clean Harbors, Inc., Gtd. Notes	5.125		06/01/21		4,961	4,992,006

Food 2.6%
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500		05/01/22		2,998	3,020,485
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.250%	4.772	(c)	07/15/20	GBP	558	760,851
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A	7.250		06/01/21		16,925	17,136,562
Gtd. Notes, 144A	7.250		06/01/21		8,350	8,454,375
Gtd. Notes, 144A	8.250		02/01/20		8,675	8,676,735
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000		11/01/19		13,684	13,906,365
SUPERVALU, Inc.,
Sr. Unsec’d. Notes(a)	6.750		06/01/21		3,250	3,209,375
Sr. Unsec’d. Notes(a)	7.750		11/15/22		750	727,500

						55,892,248

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Forest Products & Paper 0.6%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500%	07/15/22	7,403	$7,495,537
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes(a)	7.750	12/01/22	2,073	2,192,198
Neenah, Inc., Gtd. Notes, 144A	5.250	05/15/21	2,350	2,385,250

				12,072,985

Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625	05/20/24	1,550	1,557,750
Rockpoint Gas Storage Canada Ltd. (Canada), Sr. Sec’d. Notes, 144A(a)	7.000	03/31/23	4,725	4,725,000

				6,282,750

Hand/Machine Tools 0.2%
Apex Tool Group LLC, Gtd. Notes, 144A(a)	7.000	02/01/21	3,450	3,512,790

Healthcare-Products 0.6%
Avantor, Inc., Sr. Sec’d. Notes, 144A	6.000	10/01/24	1,300	1,300,000
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750	04/15/23	2,500	1,962,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A(a)	4.875	04/15/20	3,035	2,936,363
Gtd. Notes, 144A(a)	5.750	08/01/22	8,590	7,602,150

				13,801,013

Healthcare-Services 8.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22	4,160	4,210,336
Gtd. Notes(a)	5.625	02/15/23	2,050	2,103,198
Gtd. Notes	6.500	03/01/24	2,440	2,519,300
Centene Corp., Sr. Unsec’d. Notes	5.625	02/15/21	7,800	7,985,250
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22	3,300	2,153,250
Gtd. Notes(a)	7.125	07/15/20	13,575	11,470,875
Gtd. Notes(a)	8.000	11/15/19	6,018	5,659,989
Sr. Sec’d. Notes(a)	5.125	08/01/21	2,125	1,960,313
Sr. Sec’d. Notes(a)	6.250	03/31/23	5,250	4,777,500
HCA Healthcare, Inc., Sr. Unsec’d. Notes(a)	6.250	02/15/21	8,976	9,447,240
HCA, Inc.,
Gtd. Notes	5.875	05/01/23	450	473,175
Gtd. Notes	7.500	02/15/22	6,285	6,952,781
Gtd. Notes(a)	7.500	12/15/23	3,000	3,363,750
Sr. Sec’d. Notes	6.500	02/15/20	3,000	3,165,000

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Kindred Healthcare, Inc., Gtd. Notes(a)	8.000%	01/15/20	15,194	$16,238,587
LifePoint Health, Inc., Gtd. Notes(a)	5.500	12/01/21	13,515	13,616,362
MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23	4,710	4,821,862
Molina Healthcare, Inc., Gtd. Notes	5.375	11/15/22	6,619	6,585,905
Select Medical Corp., Gtd. Notes	6.375	06/01/21	6,950	7,088,305
Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	8.875	04/15/21	10,400	10,790,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	10/01/21	350	348,250
Sr. Sec’d. Notes	4.750	06/01/20	5,850	5,937,750
Sr. Sec’d. Notes	6.000	10/01/20	3,000	3,119,970
Sr. Sec’d. Notes, 144A	4.625	07/15/24	10,725	10,296,000
Sr. Unsec’d. Notes	6.750	02/01/20	6,395	6,626,819
Sr. Unsec’d. Notes(a)	6.750	06/15/23	3,700	3,700,000
Sr. Unsec’d. Notes(a)	8.125	04/01/22	24,148	25,476,140
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750	08/01/22	1,825	1,847,813

				182,735,720

Home Builders 6.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.875	02/15/21	12,123	12,274,537
AV Homes, Inc., Gtd. Notes	6.625	05/15/22	5,700	5,885,250
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22	19,445	21,000,600
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500	12/15/20	6,423	6,539,899
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	4,846	5,003,495
KB Home,
Gtd. Notes	7.000	12/15/21	1,770	1,920,450
Gtd. Notes	7.500	09/15/22	5,345	5,952,994
Gtd. Notes	8.000	03/15/20	500	540,625
Lennar Corp.,
Gtd. Notes	4.125	01/15/22	8,200	8,118,000
Gtd. Notes	4.875	12/15/23	3,350	3,396,062
Gtd. Notes	6.950	06/01/18	125	126,100
Gtd. Notes, 144A	6.250	12/15/21	1,382	1,475,009
Gtd. Notes, 144A	8.375	05/15/18	7,800	7,878,000
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	8,150	8,394,500
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23	3,725	3,906,594
Meritage Homes Corp., Gtd. Notes	7.000	04/01/22	2,295	2,530,237

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Home Builders (cont’d.)
New Home Co., Inc. (The), Gtd. Notes	7.250%	04/01/22	5,050	$5,239,375
PulteGroup, Inc., Gtd. Notes(a)	4.250	03/01/21	2,000	2,035,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.250	04/15/21	10,203	10,305,030
Gtd. Notes, 144A	5.625	03/01/24	9,498	9,687,960
Gtd. Notes, 144A	5.875	04/15/23	3,170	3,297,751
TRI Pointe Group, Inc., Gtd. Notes	4.875	07/01/21	8,395	8,436,975
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	4.375	06/15/19	4,000	4,010,000
William Lyon Homes, Inc., Gtd. Notes	5.750	04/15/19	7,792	7,811,480

				145,765,923

Internet 0.4%
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(a)	11.375	12/01/21	8,275	9,021,240

Iron/Steel 1.1%
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A	6.500	05/15/21	12,575	13,046,562
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A	4.875	01/15/24	6,950	6,784,938
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A(a)	6.375	05/01/22	3,369	3,486,915

				23,318,415

Leisure Time 0.3%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250	03/15/18	2,000	2,003,120
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250	02/01/25	3,549	3,788,558

				5,791,678

Lodging 1.2%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A(a)	10.250	11/15/22	4,175	4,571,625
Sr. Sec’d. Notes, 144A	6.750	11/15/21	12,200	12,712,034
MGM Resorts International,
Gtd. Notes	6.000	03/15/23	2,075	2,207,281
Gtd. Notes	6.625	12/15/21	3,000	3,241,650
Gtd. Notes	8.625	02/01/19	2,866	3,009,300

				25,741,890

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media 11.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.250%	03/15/21	6,980	$7,075,975
Sr. Unsec’d. Notes	5.250	09/30/22	21,560	21,950,775
Sr. Unsec’d. Notes, 144A	5.875	04/01/24	7,000	7,230,300
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	11,952	11,881,125
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	14,277	14,223,461
Sr. Unsec’d. Notes, 144A	6.375	09/15/20	26,176	26,470,480
Clear Channel Worldwide Holdings, Inc.,
Series A, Gtd. Notes	6.500	11/15/22	7,315	7,501,532
Series A, Gtd. Notes(a)	7.625	03/15/20	3,050	3,019,500
Series B, Gtd. Notes(a)	6.500	11/15/22	4,592	4,706,800
Series B, Gtd. Notes(a)	7.625	03/15/20	8,685	8,674,144
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18	632	639,900
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	22,507	22,478,866
Gtd. Notes(a)	5.875	07/15/22	1,347	1,313,325
Gtd. Notes(a)	6.750	06/01/21	7,290	7,490,475
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes	5.500	04/15/21	18,535	18,627,675
Sr. Unsec’d. Notes	6.375	04/01/23	9,580	9,818,542
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	1,050	1,109,063
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	6.125	02/15/22	3,950	4,068,500
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	2,000	2,075,000
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	600	574,500
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	3,050	3,042,375
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000	05/15/22	12,605	12,242,606
Sinclair Television Group, Inc.,
Gtd. Notes	5.375	04/01/21	11,214	11,354,175
Gtd. Notes	6.125	10/01/22	8,497	8,762,531
Sirius XM Radio, Inc., Gtd. Notes, 144A	3.875	08/01/22	1,550	1,519,000
TEGNA, Inc., Gtd. Notes, 144A	4.875	09/15/21	6,973	7,068,879
Tribune Media Co., Gtd. Notes	5.875	07/15/22	16,585	16,916,700
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22	12,892	13,327,105
Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	1,335	1,375,050

				256,538,359

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	21

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Metal Fabricate/Hardware 0.2%
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	4,905	$5,395,500

Mining 3.3%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.000	02/15/21	20,380	21,016,875
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(a)	9.750	03/01/22	17,600	19,441,664
International Wire Group, Inc., Sec’d. Notes, 144A	10.750	08/01/21	4,375	4,057,813
Kinross Gold Corp. (Canada), Gtd. Notes	5.125	09/01/21	4,385	4,527,512
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250	11/15/22	12,000	12,330,000
Teck Resources Ltd. (Canada), Gtd. Notes(a)	4.500	01/15/21	9,846	9,973,998

				71,347,862

Miscellaneous Manufacturing 2.7%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	24,700	25,657,125
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	27,650	30,311,312
EnPro Industries, Inc., Gtd. Notes	5.875	09/15/22	1,625	1,684,394

				57,652,831

Oil & Gas 6.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	7,675	8,173,875
Antero Resources Corp.,
Gtd. Notes	5.125	12/01/22	300	302,625
Gtd. Notes	5.375	11/01/21	3,850	3,936,625
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22	19,173	20,419,245
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	10.750	02/15/20	14,677	15,741,082
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	16,649	16,742,651
Gtd. Notes	8.000	04/01/23	3,978	4,211,708
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	2,150	2,198,375
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	6,500	6,451,250
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	6.375	01/30/23	16,772	14,381,990
Gtd. Notes, 144A	7.000	03/31/24	1,325	1,129,563
Range Resources Corp.,
Gtd. Notes(a)	5.000	03/15/23	4,325	4,227,687
Gtd. Notes	5.875	07/01/22	4,124	4,185,860
RSP Permian, Inc., Gtd. Notes	6.625	10/01/22	5,650	5,890,125

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22		2,000	$2,013,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	4.875	01/15/23		7,400	7,362,260
Teine Energy Ltd. (Canada), Sr. Unsec’d. Notes, 144A	6.875	09/30/22		6,239	6,363,780
WPX Energy, Inc.,
Sr. Unsec’d. Notes	6.000	01/15/22		4,000	4,150,000
Sr. Unsec’d. Notes(a)	7.500	08/01/20		1,909	2,042,630

					129,924,331

Packaging & Containers 2.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.250	09/15/22		7,550	7,521,687
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	7.875	11/01/19		13,600	13,492,560
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19		18,836	19,777,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes	5.750	10/15/20		4,022	4,082,124
Sr. Sec’d. Notes, 144A	5.125	07/15/23		1,000	1,018,750
Verallia Packaging SASU (France), Sr. Sec’d. Notes, 144A	5.125	08/01/22	EUR	5,500	6,945,405

					52,838,326

Pharmaceuticals 0.4%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	07/15/23		700	525,000
Endo Finance LLC, Gtd. Notes, 144A(a)	5.750	01/15/22		710	580,425
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375	01/15/23		3,300	2,466,750
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A	5.375	03/15/20		1,349	1,345,628
Gtd. Notes, 144A	7.500	07/15/21		1,445	1,452,225
Sr. Sec’d. Notes, 144A(a)	6.500	03/15/22		2,575	2,678,000

					9,048,028

Pipelines 1.4%
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21		4,347	4,423,072
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000	05/15/23		10,931	10,900,393
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375	08/15/22		4,050	4,039,875

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	23

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A(a)	5.625%	04/15/20		7,693	$7,991,104
Sr. Unsec’d. Notes, 144A	6.000	01/15/19		1,350	1,380,375
Sr. Unsec’d. Notes, 144A	6.850	07/15/18		2,400	2,430,000

					31,164,819

Real Estate 0.9%
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A	8.875	10/15/21		6,773	7,145,515
Grainger PLC (United Kingdom), Sr. Sec’d. Notes	5.000	12/16/20	GBP	3,150	4,673,381
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A(a)	5.250	12/01/21		400	405,000
Gtd. Notes, 144A	4.875	06/01/23		5,000	4,837,500
Rialto Holdings LLC/Rialto Corp., Gtd. Notes, 144A	7.000	12/01/18		1,429	1,429,286

					18,490,682

Real Estate Investment Trusts (REITs) 1.3%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	5.000	03/15/24		2,000	2,015,000
FelCor Lodging LP, Gtd. Notes	6.000	06/01/25		8,750	8,957,812
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375	03/01/24		3,955	4,162,638
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000	04/15/21		4,532	4,548,995
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500	02/01/21		6,110	6,247,475
VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes	8.000	10/15/23		2,730	3,023,475

					28,955,395

Retail 4.7%
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22		6,350	6,159,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000	03/15/19		3,230	2,196,400
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes(a)	6.750	06/15/23		4,425	4,026,750
Sr. Unsec’d. Notes(a)	6.750	01/15/22		3,000	2,805,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes(a)	8.625	06/15/20		2,700	2,477,250
Sr. Unsec’d. Notes(a)	8.625	06/15/20		8,525	7,821,687
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21		3,906	3,866,940

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Retail (cont’d.)
L Brands, Inc.,
Gtd. Notes	5.625%		02/15/22		5,625	$5,850,000
Gtd. Notes(a)	5.625		10/15/23		11,775	12,363,750
Gtd. Notes	6.625		04/01/21		10,000	10,671,900
Men’s Wearhouse, Inc. (The), Gtd. Notes(a)	7.000		07/01/22		2,650	2,636,750
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000		10/15/21		2,650	1,603,250
PetSmart, Inc., Gtd. Notes, 144A(a)	7.125		03/15/23		14,150	9,019,210
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250		06/30/20		4,325	3,762,750
Rite Aid Corp.,
Gtd. Notes	9.250		03/15/20		7,528	7,612,690
Gtd. Notes, 144A(a)	6.125		04/01/23		10,457	10,509,285
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.500		11/01/23		825	825,000
Stonegate Pub Co. Financing PLC (United Kingdom),
Sr. Sec’d. Notes	4.875		03/15/22	GBP	3,400	4,633,815
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%	4.891	(c)	03/15/22	GBP	1,875	2,574,876

						101,416,803

Semiconductors 0.2%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.875		09/01/22		4,225	4,234,295

Software 3.2%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125		07/15/21		7,035	7,061,381
First Data Corp., Gtd. Notes, 144A	7.000		12/01/23		41,370	43,490,213
Infor US, Inc.,
Gtd. Notes	6.500		05/15/22		3,600	3,681,000
Sr. Sec’d. Notes, 144A	5.750		08/15/20		9,809	10,005,180
Nuance Communications, Inc., Gtd. Notes, 144A	5.375		08/15/20		4,620	4,660,425

						68,898,199

Telecommunications 5.5%
Anixter, Inc., Gtd. Notes	5.625		05/01/19		6,776	6,919,990
CenturyLink, Inc., Series S, Sr. Unsec’d. Notes	6.450		06/15/21		23,530	24,059,425
eircom Finance DAC (Ireland), Sr. Sec’d. Notes, 144A	4.500		05/31/22	EUR	2,350	2,937,249
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	8.125		10/01/18		1,150	1,169,780
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	9.500		09/30/22		2,598	2,974,710

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	25

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes	5.375%	08/15/22	1,520	$1,535,200
Gtd. Notes	6.125	01/15/21	25,092	25,515,428
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	6.000	11/15/22	6,000	5,925,000
Sprint Corp.,
Gtd. Notes	7.250	09/15/21	11,720	12,247,400
Gtd. Notes(a)	7.875	09/15/23	14,230	14,728,050
T-Mobile USA, Inc.,
Gtd. Notes	6.000	03/01/23	4,410	4,586,400
Gtd. Notes	6.625	04/01/23	16,915	17,513,791

				120,112,423

Textiles 0.7%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250	06/01/21	15,695	15,969,662

Transportation 0.1%
XPO Logistics, Inc., Gtd. Notes, 144A	6.500	06/15/22	1,735	1,802,231

Trucking & Leasing 0.5%
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	4.500	08/01/22	5,175	5,019,750
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	850	820,250
Gtd. Notes, 144A	5.250	08/15/22	5,405	5,411,756
Gtd. Notes, 144A	5.500	02/15/24	400	402,000

				11,653,756

TOTAL CORPORATE BONDS (cost $1,953,029,119)				1,940,977,261

TOTAL LONG-TERM INVESTMENTS (cost $2,125,534,451)				2,115,226,540

See Notes to Financial Statements.

26

Description	Shares	Value
SHORT-TERM INVESTMENTS 15.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	17,796,755	$17,796,755
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $314,089,210; includes $313,709,264 of cash collateral for securities on loan)(b)(w)	314,085,081	314,085,081

TOTAL SHORT-TERM INVESTMENTS (cost $331,885,965)		331,881,836

TOTAL INVESTMENTS 112.6% (cost $2,457,420,416)		2,447,108,376
Liabilities in excess of other assets(z) (12.6)%		(274,286,564)

NET ASSETS 100.0%		$2,172,821,812

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Bobl—Bundesobligationen (German Government Bonds)

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

EUR—Euro

GBP—British Pound

#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $9,804,730 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $307,058,671; cash collateral of $313,709,264 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2018.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	27

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Futures contracts outstanding at February 28, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
565	2 Year U.S. Treasury Notes	Jun. 2018	$120,044,844	$17,396
19	5 Year U.S. Treasury Notes	Jun. 2018	2,164,664	(4,387)
123	10 Year U.S. Treasury Notes	Jun. 2018	14,765,766	(12,851)
1	20 Year U.S. Treasury Bonds	Jun. 2018	143,437	381
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	155,875	2,514

				3,053

	Short Positions:
9	5 Year Euro-Bobl	Mar. 2018	1,438,823	12,297
9	5 Year Euro-Bobl	Jun. 2018	1,430,039	(3,772)
22	10 Year U.K. Gilt	Jun. 2018	3,667,222	(2,030)

				6,495

				$9,548

Cash of $790,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts as of February, 28, 2018.

Forward foreign currency exchange contracts outstanding at February 28, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 03/02/18	Goldman Sachs & Co.	GBP	10,547	$14,758,493	$14,519,704	$(238,789)
Euro,
Expiring 03/02/18	Goldman Sachs & Co.	EUR	11,471	14,124,185	13,994,259	(129,926)

				$28,882,678	$28,513,963	(368,715)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 03/02/18	Goldman Sachs & Co.	GBP	10,547	$14,998,746	$14,519,704	$479,042
Expiring 04/03/18	Goldman Sachs & Co.	GBP	10,547	14,780,114	14,544,335	235,779
Euro,
Expiring 03/02/18	Goldman Sachs & Co.	EUR	11,471	14,296,704	13,994,259	302,445
Expiring 04/03/18	Goldman Sachs & Co.	EUR	11,471	14,158,138	14,033,118	125,020

				$58,233,702	$57,091,416	1,142,286

						$773,571

See Notes to Financial Statements.

28

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Foreign Currency contracts:

	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation/ (Depreciation)
Forward Foreign Currency	$1,142,286	$(368,715)	$773,571

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$164,444,549	$9,804,730
Corporate Bonds	—	1,940,977,261	—
Affiliated Mutual Funds	331,881,836	—	—
Other Financial Instruments*
Futures Contracts	9,548	—	—
OTC Forward Foreign Currency Exchange Contracts	—	773,571	—

Total	$331,891,384	$2,106,195,381	$9,804,730

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	29

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2018 were as follows:

Affiliated Mutual Funds (including 14.5% of collateral for securities on loan)	15.3%
Media	11.8
Healthcare-Services	8.4
Electric	7.0
Telecommunications	6.8
Home Builders	6.7
Oil & Gas	6.0
Retail	5.9
Software	4.7
Chemicals	4.3
Mining	3.3
Entertainment	3.1
Packaging & Containers	2.7
Miscellaneous Manufacturing	2.7
Food	2.6
Technology	1.9
Diversified Financial Services	1.7
Computers	1.6
Commercial Services	1.5
Pipelines	1.4
Real Estate Investment Trusts (REITs)	1.3
Lodging	1.2
Iron/Steel	1.1
Aerospace & Defense	0.9
Real Estate	0.9%
Wireless	0.8
Auto Parts & Equipment	0.7
Textiles	0.7
Healthcare-Products	0.6
Forest Products & Paper	0.6
Trucking & Leasing	0.5
Advertising	0.5
Building Materials	0.4
Pharmaceuticals	0.4
Internet	0.4
Distribution/Wholesale	0.4
Gas	0.3
Non-Captive Finance	0.3
Leisure Time	0.3
Metal Fabricate/Hardware	0.2
Environmental Control	0.2
Semiconductors	0.2
Hand/Machine Tools	0.2
Transportation	0.1
Tobacco	0.0 *

112.6
Liabilities in excess of other assets	(12.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

30

Fair values of derivative instruments as of February 28, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$1,142,286		Unrealized depreciation on OTC forward foreign currency exchange contracts	$368,715
Interest rate contracts	Due from/to broker—variation margin futures	32,588	*	Due from/to broker—variation margin futures	23,040	*

Total		$1,174,874			$391,755

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts
Foreign exchange contracts	$—	$(2,174,704)
Interest rate contracts	(5,441,202)	—

Total	$(5,441,202)	$(2,174,704)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts
Foreign exchange contracts	$—	$1,018,193
Interest rate contracts	(656,985)	—

Total	$(656,985)	$1,018,193

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	31

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

For the six months ended February 28, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)	Forward Foreign Currency Exchange Contracts— Sold(2)
$198,735,950	$9,461,887	$40,154,161	$75,933,748

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$307,058,671	$(307,058,671)	$—

See Notes to Financial Statements.

32

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Goldman Sachs & Co.	$1,142,286	$(368,715)	$773,571	$(580,000)	$193,571

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	33

Statement of Assets & Liabilities (unaudited)

as of February 28, 2018

Assets
Investments at value, including securities on loan of $307,058,671:
Unaffiliated investments (cost $2,125,534,451)	$2,115,226,540
Affiliated investments (cost $331,885,965)	331,881,836
Cash	330,384
Foreign currency, at value (cost $575,311)	577,880
Deposit with broker for futures	790,000
Dividends and interest receivable	35,226,050
Receivable for investments sold	15,253,126
Receivable for Fund shares sold	7,492,517
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,142,286
Due from broker—variation margin futures	18,501
Prepaid expenses	11,943

Total Assets	2,507,951,063

Liabilities
Payable to broker for collateral for securities on loan	313,709,264
Payable for Fund shares reacquired	11,552,336
Payable for investments purchased	5,343,730
Dividends payable	1,829,448
Management fee payable	1,027,727
Accrued expenses and other liabilities	922,682
Unrealized depreciation on OTC forward foreign currency exchange contracts	368,715
Distribution fee payable	328,554
Affiliated transfer agent fee payable	46,795

Total Liabilities	335,129,251

Net Assets	$2,172,821,812

Net assets were comprised of:
Common stock, at par	$2,433,342
Paid-in capital in excess of par	2,325,485,537

2,327,918,879
Distributions in excess of net investment income	(13,227,989)
Accumulated net realized loss on investment and foreign currency transactions	(132,365,531)
Net unrealized depreciation on investments and foreign currencies	(9,503,547)

Net assets, February 28, 2018	$2,172,821,812

See Notes to Financial Statements.

34

Class A
Net asset value and redemption price per share ($288,512,744 ÷ 32,316,432 shares of common stock issued and outstanding)	$8.93
Maximum sales charge (3.25% of offering price)	0.30

Maximum offering price to public	$9.23

Class C
Net asset value, offering price and redemption price per share ($353,196,459 ÷ 39,564,667 shares of common stock issued and outstanding)	$8.93

Class Q
Net asset value, offering price and redemption price per share ($113,612,236 ÷ 12,719,589 shares of common stock issued and outstanding)	$8.93

Class Z
Net asset value, offering price and redemption price per share ($1,417,500,373 ÷ 158,733,479 shares of common stock issued and outstanding)	$8.93

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	35

Statement of Operations (unaudited)

Six Months Ended February 28, 2018

Net Investment Income (Loss)
Income
Interest income	$66,316,702
Income from securities lending, net (including affiliated income of $143,725)	536,094
Affiliated dividend income	216,245

Total income	67,069,041

Expenses
Management fee	8,104,190
Distribution fee(a)	2,220,874
Transfer agent’s fees and expenses (including affiliated expense of $140,552)(a)	1,132,844
Custodian and accounting fees	107,435
Shareholders’ reports	80,498
Registration fees(a)	72,344
Directors’ fees	20,381
Audit fee	20,230
SEC registration fees	18,836
Legal fees and expenses	16,108
Miscellaneous	37,043

Total expenses	11,830,783
Less: Fee waiver and/or expense reimbursement(a)	(887,728)

Net expenses	10,943,055

Net investment income (loss)	56,125,986

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(8,045))	1,949,433
Futures transactions	(5,441,202)
Forward currency contracts transactions	(2,174,704)
Foreign currency transactions	320,241

(5,346,232)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(23,811))	(21,568,577)
Futures	(656,985)
Forward currency contracts	1,018,193
Foreign currencies	(69,851)

(21,277,220)

Net gain (loss) on investment and foreign currency transactions	(26,623,452)

Net Increase (Decrease) In Net Assets Resulting From Operations	$29,502,534

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Q	Class Z
Distribution fee	405,275	1,815,599	—	—
Transfer agent’s fees and expenses	152,765	155,579	808	823,692
Registration fees	16,766	15,295	10,995	29,288
Fee waiver and/or expense reimbursement	(123,897)	(118,577)	(19,189)	(626,065)

See Notes to Financial Statements.

36

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2018	Year Ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,125,986	$108,199,321
Net realized gain (loss) on investment and foreign currency transactions	(5,346,232)	(7,943,506)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(21,277,220)	5,850,769

Net increase (decrease) in net assets resulting from operations	29,502,534	106,106,584

Dividends from net investment income
Class A	(8,784,716)	(26,343,139)
Class C	(8,475,806)	(18,479,783)
Class Q	(1,858,754)	(2,711,458)
Class Z	(44,650,191)	(83,282,073)

	(63,769,467)	(130,816,453)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	424,470,869	1,133,303,669
Net asset value of shares issued in reinvestment of dividends and distributions	52,030,725	108,445,887
Cost of shares reacquired	(672,161,565)	(974,257,638)

Net increase (decrease) in net assets from Fund share transactions	(195,659,971)	267,491,918

Total increase (decrease)	(229,926,904)	242,782,049

Net Assets:
Beginning of period	2,402,748,716	2,159,966,667

End of period(a)	$2,172,821,812	$2,402,748,716

(a) Includes distributions in excess of net investment income of:	$(13,227,989)	$(5,584,508)

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	37

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Company consists of two funds: Prudential High Yield Fund and Prudential Short Duration High Yield Income Fund. These financial statements relate only to the Prudential Short Duration High Yield Income Fund (the “Fund”).

The investment objective of the Fund is to provide a high level of current income.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value

38

hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC

Prudential Short Duration High Yield Income Fund	39

Notes to Financial Statements (unaudited) (continued)

derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

40

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of

Prudential Short Duration High Yield Income Fund	41

Notes to Financial Statements (unaudited) (continued)

loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

42

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Prudential Short Duration High Yield Income Fund	43

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

44

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include Distribution fees, Distribution fee waivers, Transfer Agent’s fees and expenses, Registration fees and Fee waiver and/or expense reimbursement.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the

Prudential Short Duration High Yield Income Fund	45

Notes to Financial Statements (unaudited) (continued)

services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to $2 billion and 0.675% of the average daily net assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursement was 0.70% for the six months ended February 28, 2018. The effective management fee rate net of waivers and/or expense reimbursement was 0.62%.

PGIM Investments has contractually agreed, through December 31, 2018, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class A shares, 1.75% of average daily net assets for Class C shares, 0.70% of average daily net assets for Class Q shares and 0.75% of average daily net assets for Class Z shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $313,663 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2018. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

46

PIMS has advised the Fund that for the six months ended February 28, 2018, it received $49,043 and $26,973 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended February 28, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended February 28, 2018, PGIM, Inc. was compensated $112,663 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended February 28, 2018, were $788,735,580 and $969,664,000, respectively.

On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”), GenOn Energy, Inc. and its subsidiaries issued a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, PGIM, Inc. has agreed to participate in a backstop commitment of $16,610,000 for the new bond offering. Under the commitment agreement, the Fund will be obligated to purchase all of the unsubscribed shares of the

Prudential Short Duration High Yield Income Fund	47

Notes to Financial Statements (unaudited) (continued)

bond offering. The Fund has received a backstop fee of $830,500 in conjunction with this commitment. As of November 1, 2017, the commitment agreement has been terminated and the Fund was not obligated to purchase any unsubscribed shares of the bond offering.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2018 were as follows:

Tax Basis	$2,445,489,767

Gross Unrealized Appreciation	23,177,242
Gross Unrealized Depreciation	(20,775,515)

Net Unrealized Appreciation	$2,401,727

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2017 of approximately $107,662,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $3,618,000 as having been incurred in the following fiscal year (August 31, 2018).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales

48

made within 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6 billion shares of common stock, with a par value of $0.01 per share. Of the Company’s authorized capital stock, 1,185 billion authorized shares have been allocated to the Fund and divided into five classes, designated Class A, Class C, Class Q, Class Z and Class T common stock, each of which consisted of 160 million, 100 million, 150 million, 700 million and 75 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of February 28, 2018, Prudential, through its affiliate entities, owned 1,993,030 shares of Class Q of the Fund. At reporting period end, nine shareholders of record held 73% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2018:
Shares sold	4,457,752	$40,098,501
Shares issued in reinvestment of dividends and distributions	919,827	8,273,004
Shares reacquired	(11,983,884)	(107,664,794)

Net increase (decrease) in shares outstanding before conversion	(6,606,305)	(59,293,289)
Shares issued upon conversion from other share class(es)	337,253	3,034,959
Shares reacquired upon conversion into other share class(es)	(1,221,375)	(10,996,349)

Net increase (decrease) in shares outstanding	(7,490,427)	$(67,254,679)

Year ended August 31, 2017:
Shares sold	18,116,041	$164,532,398
Shares issued in reinvestment of dividends and distributions	2,530,419	22,946,302
Shares reacquired	(20,228,562)	(183,251,193)

Net increase (decrease) in shares outstanding before conversion	417,898	4,227,507
Shares issued upon conversion from other share class(es)	762,748	6,923,828
Shares reacquired upon conversion into other share class(es)	(22,620,429)	(205,151,317)

Net increase (decrease) in shares outstanding	(21,439,783)	$(193,999,982)

Prudential Short Duration High Yield Income Fund	49

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended February 28, 2018:
Shares sold	4,216,414	$37,944,254
Shares issued in reinvestment of dividends and distributions	818,999	7,364,518
Shares reacquired	(5,827,831)	(52,378,504)

Net increase (decrease) in shares outstanding before conversion	(792,418)	(7,069,732)
Shares reacquired upon conversion into other share class(es)	(982,397)	(8,853,683)

Net increase (decrease) in shares outstanding	(1,774,815)	$(15,923,415)

Year ended August 31, 2017:
Shares sold	10,630,604	$96,494,499
Shares issued in reinvestment of dividends and distributions	1,744,800	15,821,470
Shares reacquired	(9,194,778)	(83,358,192)

Net increase (decrease) in shares outstanding before conversion	3,180,626	28,957,777
Shares reacquired upon conversion into other share class(es)	(2,558,646)	(23,199,445)

Net increase (decrease) in shares outstanding	621,980	$5,758,332

Class Q
Six months ended February 28, 2018:
Shares sold	3,407,740	$30,729,664
Shares issued in reinvestment of dividends and distributions	123,150	1,107,074
Shares reacquired	(3,540,106)	(31,826,209)

Net increase (decrease) in shares outstanding before conversion	(9,216)	10,529
Shares issued upon conversion from other share class(es)	6,290,986	56,181,297

Net increase (decrease) in shares outstanding	6,281,770	$56,191,826

Year ended August 31, 2017:
Shares sold	7,460,923	$67,541,468
Shares issued in reinvestment of dividends and distributions	183,738	1,666,985
Shares reacquired	(4,025,847)	(36,573,612)

Net increase (decrease) in shares outstanding before conversion	3,618,814	32,634,841
Shares issued upon conversion from other share class(es)	62,266	564,371

Net increase (decrease) in shares outstanding	3,681,080	$33,199,212

50

Class Z	Shares	Amount
Six months ended February 28, 2018:
Shares sold	35,062,210	$315,698,450
Shares issued in reinvestment of dividends and distributions	3,923,862	35,286,129
Shares reacquired	(53,461,226)	(480,292,058)

Net increase (decrease) in shares outstanding before conversion	(14,475,154)	(129,307,479)
Shares issued upon conversion from other share class(es)	2,117,452	19,069,935
Shares reacquired upon conversion into other share class(es)	(6,541,830)	(58,436,159)

Net increase (decrease) in shares outstanding	(18,899,532)	$(168,673,703)

Year ended August 31, 2017:
Shares sold	88,640,440	$804,735,304
Shares issued in reinvestment of dividends and distributions	7,497,173	68,011,130
Shares reacquired	(74,032,432)	(671,074,641)

Net increase (decrease) in shares outstanding before conversion	22,105,181	201,671,793
Shares issued upon conversion from other shares class(es)	24,991,690	226,496,734
Shares reacquired upon conversion into other share class(es)	(620,711)	(5,634,171)

Net increase (decrease) in shares outstanding	46,476,160	$422,534,356

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended February 28, 2018. The average daily balance for the 20 days that the Fund had loans outstanding during the period was $5,936,000, borrowed at a weighted average interest rate of 2.81%. The maximum loan balance outstanding during the period was $9,772,000. At February 28, 2018, the Fund did not have an outstanding loan balance.

Prudential Short Duration High Yield Income Fund	51

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,				October 26, 2012(a)(b) through August 31,
	2018(b)		2017(b)	2016(b)	2015	2014(b)	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.06		$9.16	$9.21	$9.73	$9.79	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.42	0.42	0.44	0.45	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.10)		(0.01)	0.08	(0.37)	0.09	(0.09)
Total from investment operations	0.11		0.41	0.50	0.07	0.54	0.25
Less Dividends:
Dividends from net investment income	(0.24)		(0.51)	(0.55)	(0.59)	(0.60)	(0.46)
Net asset value, end of period	$8.93		$9.06	$9.16	$9.21	$9.73	$9.79
Total Return(c):	1.25%		4.65%	5.68%	0.72%	5.55%	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$288,513		$360,573	$560,800	$366,345	$413,957	$173,606
Average net assets (000)	$326,908		$462,309	$425,721	$381,350	$354,627	$55,859
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.00%	(f)	1.04%	1.08%	1.11%	1.09%	1.15%	(f)
Expenses before waivers and/or expense reimbursement(e)	1.08%	(f)	1.07%	1.08%	1.14%	1.14%	1.25%	(f)
Net investment income (loss)	4.76%	(f)	4.67%	4.67%	4.70%	4.63%	4.16%	(f)
Portfolio turnover rate	35%	(g)	66%	58%	56%	60%	30%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to 0.25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

52

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,				October 26, 2012(a)(b) through August 31,
	2018(b)		2017(b)	2016(b)	2015	2014(b)	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.06		$9.15	$9.21	$9.73	$9.79	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.36	0.36	0.37	0.38	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.10)		(0.01)	0.06	(0.37)	0.08	(0.10)
Total from investment operations	0.08		0.35	0.42	-	0.46	0.18
Less Dividends:
Dividends from net investment income	(0.21)		(0.44)	(0.48)	(0.52)	(0.52)	(0.39)
Net asset value, end of period	$8.93		$9.06	$9.15	$9.21	$9.73	$9.79
Total Return(c):	0.87%		3.98%	4.78%	(0.02)%	4.77%	1.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$353,196		$374,417	$372,754	$286,999	$304,897	$75,539
Average net assets (000)	$366,129		$377,098	$304,363	$298,555	$194,085	$25,240
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.75%	(e)	1.78%	1.83%	1.86%	1.83%	1.90%	(e)
Expenses before waivers and/or expense reimbursement	1.82%	(e)	1.83%	1.83%	1.86%	1.83%	1.95%	(e)
Net investment income (loss)	4.01%	(e)	3.92%	3.94%	3.95%	3.86%	3.38%	(e)
Portfolio turnover rate	35%	(f)	66%	58%	56%	60%	30%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	53

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended February 28,		Year Ended August 31,		October 27, 2014(a) through August 31,
	2018(b)		2017(b)	2016(b)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.06		$9.16	$9.22	$9.59
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.45	0.45	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.10)		(0.01)	0.07	(0.24)
Total from investment operations	0.13		0.44	0.52	0.15
Less Dividends:
Dividends from net investment income	(0.26)		(0.54)	(0.58)	(0.52)
Net asset value, end of period	$8.93		$9.06	$9.16	$9.22
Total Return(c):	1.39%		4.97%	5.92%	1.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$113,612		$58,356	$25,252	$16,690
Average net assets (000)	$65,232		$46,030	$29,782	$15,387
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.70%	(e)	0.71%	0.74%	0.77%	(e)
Expenses before waivers and/or expense reimbursement	0.76%	(e)	0.72%	0.74%	0.77%	(e)
Net investment income (loss)	2.52%	(e)	4.97%	4.99%	4.77%	(e)
Portfolio turnover rate	35%	(f)	66%	58%	56%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

54

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,				October 26, 2012(a)(b) through August 31,
	2018(b)		2017(b)	2016(b)	2015	2014(b)	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.06		$9.16	$9.21	$9.73	$9.79	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.45	0.44	0.47	0.48	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.10)		(0.01)	0.08	(0.38)	0.08	(0.09)
Total from investment operations	0.12		0.44	0.52	0.09	0.56	0.27
Less Dividends:
Dividends from net investment income	(0.25)		(0.54)	(0.57)	(0.61)	(0.62)	(0.48)
Net asset value, end of period	$8.93		$9.06	$9.16	$9.21	$9.73	$9.79
Total Return(c):	1.37%		4.91%	5.94%	0.98%	5.82%	2.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,417,500		$1,609,403	$1,201,161	$656,491	$792,560	$181,587
Average net assets (000)	$1,588,796		$1,414,559	$818,901	$675,793	$507,805	$69,695
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75%	(e)	0.78%	0.83%	0.86%	0.84%	0.90%	(e)
Expenses before waivers and/or expense reimbursement	0.83%	(e)	0.83%	0.83%	0.86%	0.84%	1.04%	(e)
Net investment income (loss)	5.01%	(e)	4.92%	4.90%	4.96%	4.89%	4.29%	(e)
Portfolio turnover rate	35%	(f)	66%	58%	56%	60%	30%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	55

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short Duration High Yield Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION HIGH YIELD INCOME FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	HYSAX	HYSCX	HYSQX	HYSZX
CUSIP	74442J109	74442J208	74442J406	74442J307

MF216E2

PRUDENTIAL HIGH YIELD FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential High Yield Fund	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), each Fund’s Class A, Class C, Class R and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Funds as new additions to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Funds.

In addition, on or about the Effective Date, the Class R shares of each Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z or Class Q shares of the Funds, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Funds’ Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of a Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in a Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of a Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of a Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Funds also reserve the right to refuse any purchase order that might disrupt management of a Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential High Yield Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential High Yield Fund informative and useful. The report covers performance for the six-month period ended February 28, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds will be renamed from Prudential to PGIM Funds. Renaming our funds is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name is changing. Your Fund’s management and operation, along with the Fund’s symbols, will remain the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential High Yield Fund

April 16, 2018

*Note: The Prudential Day One Funds will not be changing their names.

Prudential High Yield Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/28/18 (without sales charges)	Average Annual Total Returns as of 2/28/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	1.06	–0.53	4.33	7.28	—
Class B	0.82	–1.26	4.61	7.23	—
Class C	0.71	2.43	4.51	7.07	—
Class R	0.92	4.07	5.03	7.51	—
Class Z	1.20	4.44	5.58	8.08	—
Class R2	0.07**	N/A	N/A	N/A	N/A (12/27/17)
Class R4	0.12**	N/A	N/A	N/A	N/A (12/27/17)
Class Q	1.26	4.57	5.65	N/A	7.09 (10/31/11)
Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index	1.20	4.23	5.35	8.28	—
Lipper High Yield Funds Average	0.92	3.56	4.16	6.73	—

*Not annualized

**Since Inception

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A*	Class B**	Class C*	Class R*	Class Z*	Class R2	Class R4	Class Q***
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	0.75%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” on page 4 of this report for more information.

**Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

***Class Q shares will be renamed as Class R6 shares effective on June 11, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” on page 3 of this report for more information.

Benchmark Definitions

Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index—The Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of US dollar-denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. The average annual total return for the Index through 2/28/18 measured from the month-end closest to the inception date of the Fund’s Class Q shares is 6.99%.

Prudential High Yield Fund	9

Your Fund’s Performance (continued)

Lipper High Yield Funds Average—The Lipper High Yield Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Funds universe for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. The average annual total return for the Lipper Average through 2/28/18 measured from the month-end closest to the inception date of the Fund’s Class Q shares is 5.86%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 2/28/18 (%)
AAA	7.4
BBB	2.8
BB	32.7
B	41.8
CCC	11.6
Not Rated	1.2
Cash/Cash Equivalents	2.4
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Distributions and Yields as of 2/28/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.16	5.38	5.38
Class B	0.15	5.18	5.18
Class C	0.14	4.94	4.94
Class R	0.15	5.35	5.10
Class Z	0.17	5.90	5.90
Class R2	0.05	5.53	–144.21
Class R4	0.06	5.78	–144.10
Class Q	0.17	6.03	6.03

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Prudential High Yield Fund	11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account

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over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential High Yield Fund		Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,010.60	0.80%	$3.99
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
Class B	Actual	$1,000.00	$1,008.20	1.27%	$6.32
	Hypothetical	$1,000.00	$1,018.50	1.27%	$6.36
Class C	Actual	$1,000.00	$1,007.10	1.50%	$7.46
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Class R	Actual	$1,000.00	$1,009.20	1.09%	$5.43
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
Class Z	Actual	$1,000.00	$1,012.00	0.53%	$2.64
	Hypothetical	$1,000.00	$1,022.17	0.53%	$2.66
Class R2	Actual**	$1,000.00	$1,000.70	0.91%	$1.57
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56
Class R4	Actual**	$1,000.00	$1,001.20	0.66%	$1.14
	Hypothetical	$1,000.00	$1,021.52	0.66%	$3.31
Class Q	Actual	$1,000.00	$1,012.60	0.42%	$2.10
	Hypothetical	$1,000.00	$1,022.71	0.42%	$2.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2018, and divided by the 365 days in the Fund's fiscal year ending August 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the funds may invest.

**”Actual” expenses are calculated using the 63-day period ended February 28, 2018 due to the class’ inception date of December 27, 2017.

Prudential High Yield Fund	13

Schedule of Investments (unaudited)

as of February 28, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 95.8%

ASSET-BACKED SECURITIES 7.4%

Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	2.822	%(c)	07/15/26	23,000	$23,044,349
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	2.772	(c)	04/16/27	23,000	23,018,600
ALM Ltd./ALM LLC (Cayman Islands), Series 2015-16A, Class A1R, 144A, 3 Month LIBOR + 1.050%	2.772	(c)	07/15/27	20,000	20,055,946
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1LR, 144A, 3 Month LIBOR + 0.980%	2.819	(c)	02/17/26	40,000	40,032,864
Atrium (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	2.575	(c)	04/22/27	50,000	50,041,565
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780%	2.514	(c)	07/18/27	30,000	30,013,362
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.597	(c)	10/15/30	20,000	20,106,578
Cavalry CLO Ltd. (Cayman Islands), Series 2014-4A, Class AR, 144A, 3 Month LIBOR + 0.850%	2.572	(c)	10/15/26	50,000	50,041,990
OCP CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1R, 144A, 3 Month LIBOR + 0.800%	2.522	(c)	07/15/27	20,000	20,020,454
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.020%	2.765	(c)	07/25/26	40,000	40,021,580
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.972	(c)	10/15/26	25,000	25,053,870
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.009	(c)	05/15/26	44,604	44,652,432
Sound Point CLO Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.880%	2.625	(c)	07/20/27	50,000	50,036,395
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	2.602	(c)	07/15/27	50,000	50,021,675
Zais CLO 5 Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.530%	3.252	(c)	10/15/28	20,000	20,077,742

TOTAL ASSET-BACKED SECURITIES (cost $505,679,340)					506,239,402

See Notes to Financial Statements.

Prudential High Yield Fund	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS 2.4%

Coal 0.1%
Consol Energy, Inc., Initial Term B Loan, 1 Month LIBOR + 6.000%^	7.820	%(c)	11/28/22	7,200	$7,380,000

Energy - Other 0.0%
Ascent Resources - Marcellus LLC, Second Lien Term Loan, 3 Month LIBOR + 7.500%	8.675	(c)	08/04/21	3,825	117,936

Internet 0.1%
Frontier Communications Corp., Term B-1 Loan, 1 Month LIBOR + 3.750%	5.400	(c)	06/15/24	6,134	6,014,754

Retailers 0.1%
Academy, Ltd., Initial Term Loan, 1 Month LIBOR + 4.000%	5.535	(c)	07/01/22	7,032	5,602,502
Petsmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	4.570	(c)	03/11/22	4,104	3,344,678

					8,947,180

Technology 1.7%
Almonde, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.230	(c)	06/13/25	8,175	8,111,644
Evergreen Skills Lux Sarl (Luxembourg), Second Lien Initial Term Loan, 1 Month LIBOR + 8.250%	9.900	(c)	04/28/22	9,578	8,466,519
Kronos, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	10.020	(c)	11/01/24	11,500	11,914,000
Mcafee, LLC,	6.150	(c)	09/30/24	45,835	46,054,767
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.150	(c)	09/29/25	43,675	43,675,000

					118,221,930

Telecommunications 0.4%
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-5 Term Loan	6.630		01/02/24	25,535	25,577,567

TOTAL BANK LOANS (cost $166,147,661)					166,259,367

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 85.8%

Advertising 0.2%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(a)	7.750%		10/01/22	16,700	$11,940,500
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc., Sec’d. Notes, 6 Month LIBOR + 14.000%	15.844	(c)	07/01/24	1,990	1,970,372

					13,910,872

Aerospace & Defense 0.5%
Arconic, Inc., Sr. Unsec’d. Notes(a)	5.125		10/01/24	5,000	5,181,250
Orbital ATK, Inc., Gtd. Notes	5.250		10/01/21	3,050	3,122,438
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000		07/15/23	12,500	13,562,500
TransDigm, Inc.,
Gtd. Notes(a)	6.375		06/15/26	8,050	8,231,125
Gtd. Notes(a)	6.500		07/15/24	4,830	4,980,937

					35,078,250

Agriculture 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125		02/01/25	11,500	11,744,375

Auto Manufacturers 0.5%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	5.250		04/15/23	3,875	3,991,250
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.750		08/01/22	4,150	4,214,574
Navistar International Corp., Sr. Unsec’d. Notes, 144A	6.625		11/01/25	23,075	23,767,250

					31,973,074

Auto Parts & Equipment 1.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875		08/15/26	11,900	11,602,500
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A	4.750		10/01/27	5,350	5,243,000
Sr. Unsec’d. Notes, 144A(a)	5.000		10/01/24	7,425	7,527,093
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250		04/01/25	6,650	6,861,969
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625		11/15/26	13,692	13,948,725
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500		06/01/26	8,550	9,148,500
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 4.500% or PIK 5.250%, 144A	4.500		09/15/23	6,100	5,978,000
Sr. Sec’d. Notes, Cash coupon 4.750% or PIK 5.500%, 144A	4.750		09/15/26	4,300	4,149,500
Meritor, Inc., Gtd. Notes(a)	6.250		02/15/24	2,375	2,470,000
TI Group Automotive Systems LLC (United Kingdom), Gtd. Notes, 144A	8.750		07/15/23	3,467	3,675,020

See Notes to Financial Statements.

Prudential High Yield Fund	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
Titan International, Inc., Sr. Sec’d. Notes, 144A(a)	6.500%	11/30/23	10,950	$11,169,000
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.750	04/29/25	2,336	2,403,160

				84,176,467

Banks 0.3%
Bank of America Corp., Jr. Sub. Notes	8.125	12/29/49	1,300	1,319,500
CIT Group, Inc., Sr. Unsec’d. Notes	5.000	08/15/22	14,725	15,185,156
Citigroup, Inc., Series P, Jr. Sub. Notes	5.950	12/29/49	5,250	5,457,375

				21,962,031

Beverages 0.2%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500	04/01/25	12,650	12,600,665

Building Materials 1.1%
BMC East LLC, Sr. Sec’d. Notes, 144A	5.500	10/01/24	9,091	9,227,365
Builders FirstSource, Inc., Sr. Sec’d. Notes, 144A	5.625	09/01/24	1,800	1,831,500
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	5.700	01/11/25	150	156,353
Sr. Sec’d. Notes, 144A	7.750	04/16/26	1,850	2,068,300
Griffon Corp., Gtd. Notes	5.250	03/01/22	20,000	20,050,000
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	4,460	4,560,350
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes(a)	6.125	07/15/23	9,265	9,542,950
Gtd. Notes	8.500	04/15/22	5,025	5,492,147
Gtd. Notes, 144A	5.125	06/01/25	3,125	3,125,000
US Concrete, Inc., Gtd. Notes	6.375	06/01/24	18,923	20,105,687

				76,159,652

Chemicals 4.3%
A Schulman, Inc., Gtd. Notes	6.875	06/01/23	23,883	25,315,980
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250	02/01/25	4,925	4,949,625
Ashland LLC, Gtd. Notes	6.875	05/15/43	15,459	16,695,720
Blue Cube Spinco, Inc.,
Gtd. Notes	9.750	10/15/23	3,333	3,866,280
Gtd. Notes(a)	10.000	10/15/25	200	238,500
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	4,900	4,912,250
Gtd. Notes	6.625	05/15/23	13,120	13,792,400
Gtd. Notes(a)	7.000	05/15/25	9,960	10,731,900
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(a)	6.750	08/15/24	13,630	13,817,412

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A(a)	9.250%	06/15/23	7,027	$7,448,620
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500	02/01/23	4,300	4,713,875
Hexion, Inc.,
Sec’d. Notes, 144A(a)	13.750	02/01/22	14,465	12,801,525
Sr. Sec’d. Notes	6.625	04/15/20	15,065	14,010,450
Sr. Sec’d. Notes, 144A	10.375	02/01/22	7,465	7,278,375
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes(a)	9.000	11/15/20	9,395	7,562,975
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	7.000	04/15/25	3,125	3,226,563
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	2,820	2,784,750
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25	4,100	4,069,250
Sr. Unsec’d. Notes, 144A	5.250	06/01/27	26,280	25,688,700
Olin Corp., Sr. Unsec’d. Notes	5.000	02/01/30	1,640	1,582,600
Platform Specialty Products Corp.,
Gtd. Notes, 144A	5.875	12/01/25	15,725	15,646,375
Sr. Unsec’d. Notes, 144A(a)	6.500	02/01/22	10,085	10,349,731
PQ Corp., Sr. Sec’d. Notes, 144A(a)	6.750	11/15/22	3,525	3,718,875
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	23,885	25,825,656
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	29,470	29,617,350
Tronox Finance PLC,
Gtd. Notes, 144A(a)	5.750	10/01/25	4,725	4,689,563
Gtd. Notes, 144A	7.500	03/15/22	15,510	16,091,625
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750	07/15/25	3,950	4,019,125

				295,446,050

Coal 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Gtd. Notes, 144A	7.500	05/01/25	6,350	6,778,625
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	11,725	12,076,750

				18,855,375

Commercial Services 2.2%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375	05/15/23	10,779	10,455,630
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A	4.125	08/15/25	4,750	4,649,063
Sec’d. Notes, 144A	4.375	08/15/27	4,750	4,583,750

See Notes to Financial Statements.

Prudential High Yield Fund	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Laureate Education, Inc., Gtd. Notes, 144A(a)	8.250%	05/01/25	60,781	$64,731,765
United Rentals North America, Inc.,
Gtd. Notes(a)	4.875	01/15/28	37,290	36,357,750
Gtd. Notes	5.500	05/15/27	10,975	11,232,912
Gtd. Notes(a)	5.875	09/15/26	19,075	19,981,062

				151,991,932

Computers 1.2%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	4,000	4,090,000
Gtd. Notes, 144A(a)	7.125	06/15/24	8,945	9,627,056
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	10,750	10,911,250
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000	07/15/23	25,039	24,945,104
NCR Corp., Gtd. Notes	6.375	12/15/23	3,635	3,780,400
West Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	24,105	23,381,850
Western Digital Corp., Gtd. Notes	4.750	02/15/26	4,650	4,684,875

				81,420,535

Distribution/Wholesale 0.5%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	6,645	6,661,613
Gtd. Notes(a)	7.000	06/15/23	18,670	19,020,062
H&E Equipment Services, Inc., Gtd. Notes, 144A	5.625	09/01/25	9,600	9,816,000

				35,497,675

Diversified Financial Services 1.4%
Alliance Data Systems Corp.,
Gtd. Notes, 144A	5.375	08/01/22	12,765	12,812,869
Gtd. Notes, 144A	6.375	04/01/20	3,295	3,302,579
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750	11/18/19	4,050	4,072,275
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250	08/15/21	5,500	5,802,500
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	16,475	16,680,937
Navient Corp.,
Sr. Unsec’d. Notes	5.000	10/26/20	1,500	1,509,375
Sr. Unsec’d. Notes(a)	5.875	10/25/24	1,450	1,435,500
Sr. Unsec’d. Notes, MTN(a)	6.125	03/25/24	3,785	3,822,850
Sr. Unsec’d. Notes	6.625	07/26/21	3,350	3,500,750
Sr. Unsec’d. Notes, MTN	7.250	01/25/22	1,248	1,336,820
Sr. Unsec’d. Notes(a)	7.250	09/25/23	6,275	6,667,187
Sr. Unsec’d. Notes, MTN	8.000	03/25/20	7,300	7,820,125

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Springleaf Finance Corp., Gtd. Notes(a)	6.000%	06/01/20	8,225	$8,471,750
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A(a)	6.750	06/01/25	9,050	9,117,875
Transworld Systems, Inc., Sr. Sec’d. Notes, 144A(a)	9.500	08/15/21	8,800	2,376,000
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	5,925	6,209,993

				94,939,385

Electric 5.0%
AES Corp.,
Sr. Unsec’d. Notes(a)	4.875	05/15/23	900	907,875
Sr. Unsec’d. Notes	5.500	04/15/25	900	922,500
Sr. Unsec’d. Notes	7.375	07/01/21	14,198	15,617,800
Calpine Corp.,
Sr. Unsec’d. Notes(a)	5.375	01/15/23	8,675	8,458,125
Sr. Unsec’d. Notes	5.500	02/01/24	23,370	21,880,162
Sr. Unsec’d. Notes(a)	5.750	01/15/25	37,926	35,555,625
DPL, Inc.,
Sr. Unsec’d. Notes	6.750	10/01/19	4,275	4,488,750
Sr. Unsec’d. Notes	7.250	10/15/21	14,869	16,207,210
Dynegy, Inc.,
Gtd. Notes(a)	5.875	06/01/23	9,475	9,711,875
Gtd. Notes	7.375	11/01/22	34,025	35,853,844
Gtd. Notes	7.625	11/01/24	31,560	33,927,000
Gtd. Notes(a)	8.034	02/02/24	20,065	20,967,534
Gtd. Notes, 144A	8.000	01/15/25	17,075	18,547,719
Gtd. Notes, 144A(a)	8.125	01/30/26	7,875	8,623,125
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(d)	7.875	06/15/17	29,562	25,201,605
Sr. Unsec’d. Notes (original cost $3,931,250; purchased 04/25/13 - 07/01/14)(d)(f)	9.500	10/15/18	3,375	2,809,687
Sr. Unsec’d. Notes (original cost $30,064,846; purchased 03/03/14 - 01/25/18)(d)(f)	9.875	10/15/20	33,897	28,219,252
Mirant Corp., Bonds, 144A^(d)	7.400	07/15/49	2,675	2,675
Mirant Mid-Atlantic, Series C, Pass-Through Certificates	10.060	12/30/28	5,383	5,382,977
NRG Energy, Inc.,
Gtd. Notes	6.250	07/15/22	1,445	1,491,963
Gtd. Notes(a)	6.250	05/01/24	6,663	6,896,205
Gtd. Notes	6.625	01/15/27	2,205	2,276,663
Gtd. Notes	7.250	05/15/26	16,475	17,585,415
Gtd. Notes, 144A(a)	5.750	01/15/28	12,050	11,896,965

See Notes to Financial Statements.

Prudential High Yield Fund	21

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
NRG REMA LLC, Series C, Pass-Through Certificates	9.681%	07/02/26	11,755	$7,119,122
Red Oak Power LLC, Series B, Sr. Sec’d. Notes	9.200	11/30/29	200	227,000

				340,778,673

Electrical Components & Equipment 0.1%
General Cable Corp., Gtd. Notes	5.750	10/01/22	5,487	5,637,893

Electronics 0.0%
Itron, Inc., Gtd. Notes, 144A	5.000	01/15/26	1,325	1,318,375

Engineering & Construction 0.3%
AECOM,
Gtd. Notes	5.125	03/15/27	8,075	7,820,234
Gtd. Notes	5.875	10/15/24	12,025	12,536,062

				20,356,296

Entertainment 3.7%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750	06/15/25	8,350	8,120,375
Gtd. Notes(a)	5.875	11/15/26	26,375	25,484,844
Carmike Cinemas, Inc., Sec’d. Notes, 144A(a)	6.000	06/15/23	6,650	6,932,625
Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	7,625	7,341,350
Cinemark USA, Inc.,
Gtd. Notes	4.875	06/01/23	11,934	11,859,412
Gtd. Notes	5.125	12/15/22	9,425	9,566,375
CRC Escrow Issuer LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	10,700	10,459,250
Eldorado Resorts, Inc.,
Gtd. Notes	6.000	04/01/25	1,650	1,699,500
Gtd. Notes(a)	7.000	08/01/23	16,435	17,380,012
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes(a)	5.375	11/01/23	800	834,000
Gtd. Notes(a)	5.375	04/15/26	4,200	4,336,500
International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25	12,306	13,198,185
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	5,375	5,744,531
National CineMedia LLC,
Sr. Sec’d. Notes	6.000	04/15/22	4,725	4,766,344
Sr. Unsec’d. Notes(a)	5.750	08/15/26	20,160	18,496,800
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	5,175	5,136,187
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes	5.625	05/01/24	19,225	20,292,180

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Regal Entertainment Group,
Sr. Unsec’d. Notes(a)	5.750%	03/15/22	2,050	$2,106,375
Sr. Unsec’d. Notes(a)	5.750	02/01/25	2,545	2,602,263
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21	24,065	24,844,706
Gtd. Notes	10.000	12/01/22	35,514	38,532,690
Sr. Sec’d. Notes, 144A	5.000	10/15/25	7,625	7,539,219
Sr. Sec’d. Notes, 144A(a)	7.000	01/01/22	4,741	4,989,903

				252,263,626

Environmental Control 0.2%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24	10,925	11,143,500

Foods 1.8%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes(a)	5.750	03/15/25	19,830	17,351,250
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500	05/01/22	9,975	10,049,812
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	5.750	06/15/23	4,149	4,107,510
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A	5.750	06/15/25	26,065	24,892,075
Gtd. Notes, 144A(a)	5.875	07/15/24	14,563	14,201,838
Gtd. Notes, 144A	7.250	06/01/21	13,803	13,975,537
Gtd. Notes, 144A(a)	7.250	06/01/21	1,425	1,442,813
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A(a)	5.750	03/15/25	8,950	8,905,250
Sr. Unsec’d. Notes, 144A	5.875	09/30/27	16,500	16,042,950
SUPERVALU, Inc.,
Sr. Unsec’d. Notes(a)	6.750	06/01/21	4,610	4,552,375
Sr. Unsec’d. Notes(a)	7.750	11/15/22	7,750	7,517,500

				123,038,910

Forest Products & Paper 0.0%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.500	02/01/24	1,550	1,623,625

Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	6,525	6,476,063
Sr. Unsec’d. Notes	5.625	05/20/24	3,550	3,567,750
Sr. Unsec’d. Notes	5.875	08/20/26	9,700	9,724,250

				19,768,063

See Notes to Financial Statements.

Prudential High Yield Fund	23

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Hand/Machine Tools 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(a)	7.000%	02/01/21	7,870	$8,013,234

Healthcare-Products 0.7%
Avantor, Inc., Sr. Sec’d. Notes, 144A	6.000	10/01/24	3,600	3,600,000
Greatbatch Ltd., Gtd. Notes, 144A	9.125	11/01/23	17,120	18,532,400
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750	04/15/23	13,945	10,946,825
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A(a)	5.500	04/15/25	15,923	12,579,170
Gtd. Notes, 144A(a)	5.625	10/15/23	6,006	4,969,965

				50,628,360

Healthcare-Services 4.7%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22	4,486	4,540,281
Gtd. Notes(a)	5.625	02/15/23	10,666	10,942,783
Gtd. Notes	6.125	03/15/21	2,870	2,920,225
Gtd. Notes(a)	6.500	03/01/24	8,503	8,779,347
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22	62,705	40,915,012
Gtd. Notes(a)	7.125	07/15/20	21,175	17,892,875
Sr. Sec’d. Notes(a)	6.250	03/31/23	13,425	12,216,750
Encompass Health Corp.,
Gtd. Notes	5.125	03/15/23	1,525	1,551,688
Gtd. Notes	5.750	11/01/24	2,475	2,499,750
Gtd. Notes	5.750	09/15/25	4,800	4,872,000
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25	29,125	29,607,601
Gtd. Notes(a)	5.875	05/01/23	4,900	5,152,350
Gtd. Notes	5.875	02/15/26	5,295	5,480,325
Gtd. Notes	7.500	12/15/23	12,480	13,993,200
Kindred Healthcare, Inc., Gtd. Notes	8.000	01/15/20	9,675	10,340,156
Select Medical Corp., Gtd. Notes	6.375	06/01/21	21,371	21,796,283
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750	07/01/25	7,785	7,317,900
Gtd. Notes, 144A(a)	8.875	04/15/21	7,800	8,092,500
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	10/01/21	1,035	1,029,825
Sr. Unsec’d. Notes	6.750	02/01/20	9,075	9,403,969
Sr. Unsec’d. Notes(a)	6.750	06/15/23	15,674	15,674,000
Sr. Unsec’d. Notes(a)	8.125	04/01/22	43,965	46,383,075
Sr. Unsec’d. Notes, 144A	7.000	08/01/25	38,450	38,353,875

				319,755,770

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Home Builders 3.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750%	08/01/25	9,875	$9,850,312
AV Homes, Inc., Gtd. Notes	6.625	05/15/22	4,100	4,233,250
Beazer Homes USA, Inc.,
Gtd. Notes	6.750	03/15/25	4,925	4,974,250
Gtd. Notes	7.250	02/01/23	421	426,263
Gtd. Notes(a)	8.750	03/15/22	6,451	6,967,080
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25	12,275	12,719,969
KB Home,
Gtd. Notes	7.000	12/15/21	1,412	1,532,020
Gtd. Notes	7.500	09/15/22	525	584,719
Gtd. Notes	7.625	05/15/23	11,575	12,877,187
Lennar Corp.,
Gtd. Notes	4.750	05/30/25	9,098	9,052,510
Gtd. Notes	4.875	12/15/23	4,575	4,637,906
Gtd. Notes, 144A	4.750	11/29/27	3,025	2,926,688
Gtd. Notes, 144A	5.250	06/01/26	12,800	13,056,000
Gtd. Notes, 144A	5.375	10/01/22	3,675	3,831,188
M/I Homes, Inc.,
Gtd. Notes	5.625	08/01/25	7,050	7,082,934
Gtd. Notes	6.750	01/15/21	5,550	5,716,500
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.500	10/01/25	6,650	6,949,250
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	9,725	10,199,094
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	20,198	19,945,525
Gtd. Notes(a)	6.000	06/01/25	3,575	3,771,625
New Home Co. Inc., (The), Gtd. Notes	7.250	04/01/22	4,425	4,590,937
PulteGroup, Inc.,
Gtd. Notes	5.000	01/15/27	12,600	12,521,250
Gtd. Notes	5.500	03/01/26	13,435	13,653,319
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125	04/01/25	5,805	5,964,637
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	9,548	9,738,960
Gtd. Notes, 144A	5.875	04/15/23	11,954	12,435,746
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	17,350	17,306,625
Gtd. Notes	7.000	08/15/22	11,844	12,140,100

				229,685,844

See Notes to Financial Statements.

Prudential High Yield Fund	25

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500%	06/15/26	5,975	$5,870,438

Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes(a)	6.000	10/15/23	2,511	2,623,995

Internet 0.1%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750	01/15/27	7,675	7,713,375

Iron/Steel 0.9%
AK Steel Corp.,
Gtd. Notes(a)	6.375	10/15/25	5,360	5,252,800
Gtd. Notes(a)	7.000	03/15/27	7,460	7,585,888
Cleveland-Cliffs, Inc., Gtd. Notes, 144A(a)	5.750	03/01/25	23,975	23,270,734
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A	6.375	05/01/22	22,202	22,979,070

				59,088,492

Leisure Time 0.5%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A(a)	7.250	02/01/25	8,100	8,646,750
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250	05/15/25	8,889	9,022,335
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	16,075	15,632,938

				33,302,023

Lodging 0.8%
Boyd Gaming Corp., Gtd. Notes(a)	6.875	05/15/23	8,480	8,946,400
Interval Acquisition Corp., Gtd. Notes	5.625	04/15/23	6,000	6,180,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250	11/15/22	9,400	10,293,000
Sr. Sec’d. Notes, 144A	6.750	11/15/21	9,875	10,289,454
MGM Resorts International,
Gtd. Notes(a)	6.000	03/15/23	2,700	2,872,125
Gtd. Notes	6.625	12/15/21	6,986	7,548,722
Gtd. Notes	6.750	10/01/20	1,050	1,120,875
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	10/01/27	10,400	10,240,880

				57,491,456

Machinery-Diversified 0.4%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	4,400	4,609,000
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	12,875	14,420,000
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A	4.875	12/15/25	6,300	6,205,500

				25,234,500

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media 9.5%
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	3,910	$3,870,900
AMC Networks, Inc., Gtd. Notes, Global	4.750	12/15/22	1,495	1,506,213
Belo Corp., Gtd. Notes	7.750	06/01/27	2,795	3,154,856
Block Communications, Inc., Sr. Unsec’d. Notes, 144A	6.875	02/15/25	6,065	6,277,275
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.125	02/15/23	4,729	4,805,846
Sr. Unsec’d. Notes(a)	5.250	09/30/22	1,120	1,140,300
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	23,580	22,260,699
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	8,545	8,705,219
Sr. Unsec’d. Notes, 144A(a)	5.375	05/01/25	3,150	3,161,813
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	8,375	8,375,000
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	10,073	10,198,913
Sr. Unsec’d. Notes, 144A(a)	5.875	04/01/24	2,950	3,047,055
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	26,282	26,709,082
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	38,253	38,109,551
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	18,790	18,678,575
Sr. Unsec’d. Notes, 144A	6.375	09/15/20	17,220	17,413,725
Sr. Unsec’d. Notes, 144A(a)	7.750	07/15/25	55,547	59,157,555
Clear Channel Worldwide Holdings, Inc.,
Series A, Gtd. Notes(a)	6.500	11/15/22	8,929	9,156,690
Series A, Gtd. Notes	7.625	03/15/20	21,173	20,961,270
Series B, Gtd. Notes(a)	6.500	11/15/22	3,074	3,150,850
Series B, Gtd. Notes(a)	7.625	03/15/20	38,935	38,886,331
CSC Holdings LLC, Gtd. Notes, 144A	5.375	02/01/28	16,825	16,446,437
DISH DBS Corp.,
Gtd. Notes(a)	5.875	07/15/22	3,075	2,998,125
Gtd. Notes(a)	7.750	07/01/26	89,921	88,572,185
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	16,808	16,660,930
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30	1,901	2,053,080
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes	5.500	04/15/21	7,094	7,129,470
Sr. Unsec’d. Notes	6.375	04/01/23	12,370	12,678,013
Meredith Corp., Sr. Unsec’d. Notes, 144A(a)	6.875	02/01/26	11,625	11,988,281
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(a)	6.875	08/15/23	11,345	11,983,156
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625	08/01/24	6,075	6,116,735
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.750	01/15/23	13,841	14,360,038
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	2,683	2,568,973
Sr. Unsec’d. Notes, 144A(a)	6.875	02/15/23	12,640	12,608,400

See Notes to Financial Statements.

Prudential High Yield Fund	27

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
SFR Group SA (France),
Sr. Sec’d. Notes, 144A(a)	6.000%	05/15/22	8,870	$8,614,988
Sr. Sec’d. Notes, 144A(a)	6.250	05/15/24	4,300	4,004,375
Sr. Sec’d. Notes, 144A(a)	7.375	05/01/26	54,135	52,256,515
Sinclair Television Group, Inc.,
Gtd. Notes(a)	5.375	04/01/21	5,050	5,113,125
Gtd. Notes, 144A(a)	5.125	02/15/27	6,550	6,296,188
Gtd. Notes, 144A(a)	5.625	08/01/24	2,870	2,913,050
Gtd. Notes, 144A(a)	5.875	03/15/26	2,275	2,297,750
TEGNA, Inc.,
Gtd. Notes	6.375	10/15/23	1,928	2,009,940
Gtd. Notes, 144A	5.500	09/15/24	2,250	2,311,875
Tribune Media Co., Gtd. Notes	5.875	07/15/22	11,710	11,944,200
Unitymedia GmbH (Germany), Sec’d. Notes, 144A(a)	6.125	01/15/25	3,875	4,044,531
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	16,622	15,354,572
Sr. Sec’d. Notes, 144A(a)	6.750	09/15/22	2,447	2,529,586
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375	01/15/25	7,025	6,945,969
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.000	01/15/27	10,711	10,148,673

				651,676,878

Metal Fabricate & Hardware 0.4%
Novelis Corp.,
Gtd. Notes, 144A(a)	5.875	09/30/26	8,400	8,463,000
Gtd. Notes, 144A(a)	6.250	08/15/24	3,250	3,323,125
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	15,830	17,413,000

				29,199,125

Metal Fabricate/Hardware 0.0%
TriMas Corp., Gtd. Notes, 144A	4.875	10/15/25	3,325	3,276,139

Mining 3.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A	6.750	09/30/24	4,500	4,826,250
Gtd. Notes, 144A	7.000	09/30/26	4,350	4,698,000
Constellium NV (Netherlands),
Gtd. Notes, 144A	5.875	02/15/26	7,875	7,953,750
Sr. Unsec’d. Notes, 144A(a)	6.625	03/01/25	13,205	13,667,175

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500%	03/01/24	16,800	$16,695,000
Gtd. Notes, 144A(a)	7.000	02/15/21	5,591	5,765,719
Gtd. Notes, 144A(a)	7.250	05/15/22	3,850	3,965,500
Gtd. Notes, 144A(a)	7.250	04/01/23	3,430	3,558,625
Gtd. Notes, 144A	7.500	04/01/25	11,510	11,855,300
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(a)	9.750	03/01/22	9,700	10,715,008
Freeport-McMoRan, Inc.,
Gtd. Notes(a)	3.550	03/01/22	3,365	3,273,472
Gtd. Notes(a)	3.875	03/15/23	18,485	17,930,450
Gtd. Notes(a)	4.550	11/14/24	6,225	6,084,937
Gtd. Notes	6.750	02/01/22	6,525	6,737,062
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	18,664	19,223,920
International Wire Group, Inc., Sec’d. Notes, 144A(a)	10.750	08/01/21	10,345	9,594,987
Kinross Gold Corp. (Canada), Gtd. Notes	5.950	03/15/24	7,588	8,120,678
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(a)	7.875	11/01/22	5,275	5,578,313
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250	11/15/22	23,920	24,577,800
Teck Resources Ltd. (Canada), Gtd. Notes	4.750	01/15/22	35,597	36,130,955

				220,952,901

Miscellaneous Manufacturing 1.6%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	5.750	03/15/22	1,413	1,409,468
Sr. Unsec’d. Notes, 144A	6.125	01/15/23	1,207	1,210,018
Sr. Unsec’d. Notes, 144A(a)	7.500	12/01/24	54,450	56,559,937
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	36,800	40,342,000
EnPro Industries, Inc., Gtd. Notes	5.875	09/15/22	2,575	2,669,116
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	9,425	9,295,406
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A	6.000	07/15/22	1,585	1,612,737

				113,098,682

Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	5.000	09/01/25	2,900	2,921,750
Gtd. Notes	5.500	12/01/24	9,185	9,598,325

				12,520,075

See Notes to Financial Statements.

Prudential High Yield Fund	29

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas 8.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875%	12/15/24	14,534	$15,478,710
Antero Resources Corp.,
Gtd. Notes(a)	5.000	03/01/25	17,290	17,419,329
Gtd. Notes	5.375	11/01/21	7,175	7,336,438
Gtd. Notes(a)	5.625	06/01/23	6,925	7,098,125
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(a)	10.000	04/01/22	32,107	34,193,955
Carrizo Oil & Gas, Inc., Gtd. Notes(a)	8.250	07/15/25	3,175	3,389,313
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375	01/15/26	7,575	7,556,063
Chesapeake Energy Corp., Gtd. Notes, 144A(a)	8.000	06/15/27	32,967	31,607,111
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	30,417	32,622,232
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	34,100	34,291,812
Gtd. Notes(a)	8.000	04/01/23	9,563	10,124,826
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	13,875	13,597,500
Denbury Resources, Inc., Sec’d. Notes, 144A(a)	9.000	05/15/21	7,400	7,566,500
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(a)	7.875	08/15/25	5,225	5,303,375
Diamondback Energy, Inc.,
Gtd. Notes, 144A(a)	5.375	05/31/25	6,625	6,625,000
Gtd. Notes(a)	5.375	05/31/25	6,975	6,975,000
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	12,015	12,015,000
Ensco PLC, Sr. Unsec’d. Notes	7.750	02/01/26	22,125	20,908,125
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A(a)	7.375	05/15/24	11,685	12,327,675
Sr. Unsec’d. Notes, 144A	5.625	02/01/26	21,425	20,996,500
Halcon Resources Corp., Gtd. Notes(a)	6.750	02/15/25	23,725	23,962,250
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	10/01/25	13,870	14,112,725
Jones Energy Holdings LLC/Jones Energy Finance Corp., Sr Secured, 144A	9.250	03/15/23	8,200	8,056,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	26,375	22,616,562
Gtd. Notes, 144A(a)	7.000	03/31/24	11,751	10,017,727
Sec’d. Notes, 144A(a)	6.500	01/15/25	13,850	13,590,312
Nabors Industries, Inc., Gtd. Notes, 144A(a)	5.750	02/01/25	13,775	13,146,516
Newfield Exploration Co.,
Sr. Unsec’d. Notes(a)	5.375	01/01/26	9,625	9,937,813
Sr. Unsec’d. Notes	5.750	01/30/22	1,906	2,010,830

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Parsley Energy LLC/Parsley Finance Corp., Gtd. Notes, 144A(a)	5.625%	10/15/27	4,950	$4,909,781
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.125	01/17/22	1,265	1,331,223
Gtd. Notes	7.375	01/17/27	5,705	6,184,220
Gtd. Notes	8.375	05/23/21	4,000	4,473,960
Gtd. Notes	8.750	05/23/26	4,750	5,575,313
Gtd. Notes, 144A	5.299	01/27/25	2,720	2,665,600
Precision Drilling Corp. (Canada),
Gtd. Notes	6.500	12/15/21	1,730	1,760,275
Gtd. Notes(a)	7.750	12/15/23	5,650	5,960,750
Gtd. Notes, 144A(a)	7.125	01/15/26	6,050	6,102,938
QEP Resources, Inc.,
Sr. Unsec’d. Notes(a)	5.250	05/01/23	445	441,663
Sr. Unsec’d. Notes	5.375	10/01/22	2,300	2,334,500
Sr. Unsec’d. Notes	5.625	03/01/26	4,475	4,402,281
Range Resources Corp., Gtd. Notes(a)	4.875	05/15/25	16,700	15,990,250
Range Resources Corp.,
Gtd. Notes(a)	5.000	03/15/23	1,450	1,417,375
Gtd. Notes	5.875	07/01/22	21,518	21,840,770
RSP Permian, Inc., Gtd. Notes(a)	5.250	01/15/25	9,962	10,036,715
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375	09/30/25	8,250	8,064,375
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A	4.875	01/15/23	11,000	10,943,900
Gtd. Notes, 144A(a)	5.500	02/15/26	11,550	11,550,000
Transocean, Inc., Gtd. Notes, 144A(a)	7.500	01/15/26	10,775	10,855,812
Tullow Oil PLC (Ghana), Gtd. Notes, 144A	6.000	11/01/20	2,931	2,960,310
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	5,000	5,000,000
Sr. Unsec’d. Notes(a)	6.000	01/15/22	10,858	11,265,175
Sr. Unsec’d. Notes(a)	7.500	08/01/20	2,260	2,418,200
Sr. Unsec’d. Notes	8.250	08/01/23	4,925	5,577,563

				588,946,773

Oil & Gas Services 0.3%
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes^(d)	6.500	07/15/22	1,800	18
Weatherford International LLC, Gtd. Notes, 144A	9.875	03/01/25	17,750	17,483,750

				17,483,768

See Notes to Financial Statements.

Prudential High Yield Fund	31

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Packaging & Containers 1.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%(a)	7.125%	09/15/23		9,625	$10,010,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A(a)	6.000	06/30/21		1,725	1,763,813
Gtd. Notes, 144A	6.750	05/15/24	EUR	1,000	1,331,328
Gtd. Notes, 144A	7.250	05/15/24		23,450	25,120,812
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	7.875	11/01/19		18,845	18,696,125
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375	08/15/25		1,275	1,370,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A(a)	7.000	07/15/24		15,810	16,649,906
Sealed Air Corp., Gtd. Notes, 144A	5.125	12/01/24		2,550	2,626,500

					77,569,109

Pharmaceuticals 1.8%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	07/15/23		19,705	14,778,750
Gtd. Notes, 144A(a)	6.000	02/01/25		28,530	20,470,275
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375	01/15/23		18,700	13,978,250
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A	5.375	03/15/20		6,187	6,171,532
Gtd. Notes, 144A	5.500	03/01/23		9,050	8,009,250
Gtd. Notes, 144A	5.875	05/15/23		500	444,375
Gtd. Notes, 144A(a)	6.125	04/15/25		5,465	4,795,538
Gtd. Notes, 144A(a)	7.500	07/15/21		36,601	36,784,005
Sr. Sec’d. Notes, 144A(a)	6.500	03/15/22		1,575	1,638,000
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375	03/01/24		17,080	19,129,600

					126,199,575

Pipelines 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	5.375	09/15/24		3,725	3,808,813
DCP Midstream Operating LP, Gtd. Notes	5.600	04/01/44		8,581	8,859,882
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500	10/15/20		3,650	3,960,250
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes	6.000	05/15/23		9,400	9,373,680
Gtd. Notes(a)	6.750	08/01/22		5,575	5,728,312
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A(a)	4.875	08/15/27		8,325	8,397,844
Sr. Unsec’d. Notes, 144A	7.768	12/15/37		11,425	13,995,625

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	5.625%	04/15/20	6,775	$7,037,531
Sr. Unsec’d. Notes, 144A(a)	6.000	01/15/19	1,800	1,840,500
Sr. Unsec’d. Notes, 144A(a)	6.875	04/15/40	23,682	27,767,145
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(a)	5.500	09/15/24	8,650	8,909,327
Gtd. Notes, 144A	5.500	01/15/28	22,225	22,280,562
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	4.250	11/15/23	6,375	6,215,625
Gtd. Notes	5.125	02/01/25	2,350	2,344,102
Gtd. Notes(a)	6.750	03/15/24	4,900	5,200,125

				135,719,323

Real Estate 1.1%
CBRE Services, Inc., Gtd. Notes	5.000	03/15/23	7,575	7,769,313
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A	8.875	10/15/21	19,311	20,373,105
Five Point Operating Co. LP/Five Point Capital Corp., Sr. Unsec’d. Notes, 144A	7.875	11/15/25	12,625	12,814,375
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	9,150	9,264,375
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	18,075	17,690,906
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(a)	4.875	06/01/23	7,325	7,086,938

				74,999,012

Real Estate Investment Trusts (REITs) 0.9%
FelCor Lodging LP, Gtd. Notes	6.000	06/01/25	4,400	4,504,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes(a)	4.500	09/01/26	9,100	8,667,750
Gtd. Notes(a)	4.500	01/15/28	14,800	13,986,000
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	5.000	10/15/27	7,650	7,474,050
Gtd. Notes	5.250	08/01/26	5,450	5,415,937
Gtd. Notes	5.500	05/01/24	3,500	3,578,750
Gtd. Notes	6.375	03/01/24	4,250	4,473,125
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	5.000	04/15/21	3,550	3,563,313
Gtd. Notes	5.000	04/15/23	5,157	5,182,785
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750	12/15/21	5,475	5,971,498

				62,817,708

See Notes to Financial Statements.

Prudential High Yield Fund	33

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retail 4.8%
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%	10/01/23	6,175	$6,584,094
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000	10/01/24	5,650	5,572,313
Caleres, Inc., Gtd. Notes	6.250	08/15/23	6,429	6,670,088
CEC Entertainment, Inc., Gtd. Notes(a)	8.000	02/15/22	25,337	24,576,890
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A	6.125	03/15/20	3,675	2,443,875
Sr. Sec’d. Notes, 144A	9.000	03/15/19	2,800	1,904,000
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750	05/01/25	3,050	3,202,500
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes(a)	6.750	06/15/23	3,775	3,435,250
Sr. Unsec’d. Notes	6.500	05/01/21	3,775	3,567,375
Sr. Unsec’d. Notes(a)	6.750	01/15/22	6,064	5,669,840
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes(a)	8.625	06/15/20	13,200	12,111,000
Sr. Unsec’d. Notes(a)	8.625	06/15/20	13,109	12,027,507
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	23,725	24,970,562
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	17,854	18,300,350
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21	9,280	9,187,200
L Brands, Inc.,
Gtd. Notes(a)	5.250	02/01/28	10,875	10,467,187
Gtd. Notes	6.750	07/01/36	25,075	24,573,500
Gtd. Notes(a)	6.875	11/01/35	14,630	14,520,275
Men’s Wearhouse, Inc. (The), Gtd. Notes	7.000	07/01/22	5,046	5,020,770
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000	10/15/21	11,832	7,158,360
PetSmart, Inc.,
Gtd. Notes, 144A(a)	7.125	03/15/23	49,667	31,657,746
Sr. Sec’d. Notes, 144A	5.875	06/01/25	19,375	15,112,500
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250	06/30/20	12,940	11,257,800
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23	35,075	35,250,375
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	18,382	18,473,910
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500	06/01/24	16,000	15,600,000

				329,315,267

Semiconductors 0.4%
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(a)	5.250	01/15/24	4,625	4,740,625
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625	06/15/22	6,125	6,309,424

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.875%	10/15/23	6,075	$6,166,125
Gtd. Notes, 144A	5.000	10/01/25	2,000	2,015,000
Gtd. Notes, 144A	5.625	11/01/24	950	1,015,597
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A(a)	6.250	02/15/26	5,054	5,357,240

				25,604,011

Software 4.3%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21	93,998	94,350,492
BMC Software, Inc., Sr. Unsec’d. Notes	7.250	06/01/18	6,370	6,389,110
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, Cash coupon 9.000% or PIK 9.750%, 144A	9.000	10/15/19	13,018	13,034,273
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	03/01/25	6,960	6,960,000
First Data Corp.,
Gtd. Notes, 144A(a)	7.000	12/01/23	74,843	78,678,704
Sec’d. Notes, 144A	5.750	01/15/24	4,920	5,006,100
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A	7.125	05/01/21	35,219	35,835,332
Infor US, Inc., Gtd. Notes(a)	6.500	05/15/22	11,388	11,644,230
Informatica LLC, Sr. Unsec’d. Notes, 144A(a)	7.125	07/15/23	15,435	15,735,982
Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20	4,194	4,230,698
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625	11/15/24	5,625	5,857,931
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375	10/15/24	16,140	16,825,950

				294,548,802

Telecommunications 7.1%
Anixter, Inc., Gtd. Notes	5.500	03/01/23	1,975	2,058,957
C&W Senior Financing Designated Activity Co. (Ireland), Sr. Unsec’d. Notes, 144A(a)	6.875	09/15/27	11,350	11,718,875
CenturyLink, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/20	5,960	6,049,102
Series G, Sr. Unsec’d. Notes(a)	6.875	01/15/28	4,700	4,277,000
Series S, Sr. Unsec’d. Notes	6.450	06/15/21	25,015	25,577,837
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	14,749	15,232,767
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A	7.125	04/01/22	780	677,040
Sr. Unsec’d. Notes, 144A	8.250	09/30/20	13,675	12,820,313

See Notes to Financial Statements.

Prudential High Yield Fund	35

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A(a)	6.750%	03/01/23	30,975	$28,845,469
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/21	275	264,344
Frontier Communications Corp.,
Sr. Unsec’d. Notes(a)	6.875	01/15/25	2,100	1,281,000
Sr. Unsec’d. Notes	11.000	09/15/25	37,695	29,543,456
GTT Communications, Inc., Gtd. Notes, 144A(a)	7.875	12/31/24	28,530	29,653,369
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes(a)	5.500	08/01/23	18,265	15,091,456
Gtd. Notes, 144A(a)	9.750	07/15/25	48,820	46,317,975
Level 3 Financing, Inc.,
Gtd. Notes(a)	5.125	05/01/23	5,500	5,500,000
Gtd. Notes(a)	5.250	03/15/26	6,517	6,272,547
Gtd. Notes(a)	5.375	08/15/22	2,000	2,020,000
Gtd. Notes(a)	5.375	05/01/25	1,010	1,002,425
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	26,685	27,952,537
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	34,085	32,551,175
Gtd. Notes	8.750	03/15/32	29,735	32,262,475
Sprint Corp.,
Gtd. Notes(a)	7.125	06/15/24	10,480	10,407,688
Gtd. Notes(a)	7.625	02/15/25	43,763	43,763,000
Gtd. Notes(a)	7.875	09/15/23	2,115	2,189,025
T-Mobile USA, Inc.,
Gtd. Notes(a)	6.000	03/01/23	5,000	5,200,000
Gtd. Notes	6.375	03/01/25	7,375	7,780,625
Gtd. Notes(a)	6.500	01/15/26	8,720	9,352,200
ViaSat, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	09/15/25	10,875	10,630,313
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A(a)	5.000	01/20/26	41,690	35,870,076
Xplornet Communications, Inc. (Canada), Sr. Unsec’d. Notes, Cash coupon 9.625% or PIK 10.625%, 144A	9.625	06/01/22	24,863	24,989,539

				487,152,585

Textiles 0.4%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250	06/01/21	24,861	25,296,068

Transportation 0.4%
Hornbeck Offshore Services, Inc.,
Gtd. Notes	5.000	03/01/21	3,625	2,138,750
Gtd. Notes	5.875	04/01/20	5,750	3,967,500

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Transportation (cont’d.)
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Monaco), Sr. Sec’d. Notes, 144A	7.375%	01/15/22	6,100	$4,982,937
XPO Logistics, Inc.,
Gtd. Notes, 144A(a)	6.125	09/01/23	4,025	4,175,938
Gtd. Notes, 144A(a)	6.500	06/15/22	14,685	15,254,044

				30,519,169

Trucking & Leasing 0.6%
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	5.000	08/01/24	16,425	16,055,437
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A(a)	4.500	03/15/23	3,626	3,499,090
Gtd. Notes, 144A(a)	5.250	08/15/22	5,290	5,296,613
Gtd. Notes, 144A	5.500	02/15/24	14,385	14,456,925

				39,308,065

TOTAL CORPORATE BONDS (cost $5,874,985,371)				5,887,295,821

			Shares
COMMON STOCKS 0.1%

Advertising 0.0%
Mood Media Corp.*^			669,375	562,275
Mood Media Corp.*^			546,428	458,999

				1,021,274

Independent Power & Renewable Electricity Producers 0.1%
Dynegy, Inc.*			525,198	6,423,172

Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)*(a)			27,914	924,791

TOTAL COMMON STOCKS (cost $11,007,645)				8,369,237

PREFERRED STOCKS 0.1%

Banks 0.1%
Citigroup Capital XIII, (Capital security, fixed to floating preferred), 8.137%			153,000	4,166,190

See Notes to Financial Statements.

Prudential High Yield Fund	37

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Shares	Value
PREFERRED STOCKS (Continued)

Building Materials & Construction 0.0%
New Millennium Homes LLC^	2,000	$54,000

Cable 0.0%
Adelphia Communications Corp. (Class A Stock)*^	20,000	20

Capital Markets 0.0%
Goldman Sachs Group, Inc. (The) Series K, (fixed to floating preferred), 6.375%	87,000	2,434,260

TOTAL PREFERRED STOCKS (cost $6,018,416)		6,654,470

	Units
WARRANTS* 0.0%

Chemicals
Hercules, Inc., expiring 03/31/29 (cost $0)	230	—

TOTAL LONG-TERM INVESTMENTS (cost $6,563,838,433)		6,574,818,297

SHORT-TERM INVESTMENTS 22.9%

	Shares

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	193,783,316	193,783,316
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,377,615,333; includes $1,375,957,866 of cash collateral for securities on loan)(b)(w)	1,377,596,512	1,377,596,512

TOTAL SHORT-TERM INVESTMENTS (cost $1,571,398,649)		1,571,379,828

TOTAL INVESTMENTS 118.7% (cost $8,135,237,082)		8,146,198,125
Liabilities in excess of other assets(z) (18.7)%		(1,286,118,180)

NET ASSETS 100.0%		$6,860,079,945

See Notes to Financial Statements.

38

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Bobl—Bundesobligationen (German Government Bonds)

CLO—Collateralized Loan Obligation

EUR—Euro

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $8,457,987 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,345,176,842; cash collateral of $1,375,957,866 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2018.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $33,996,096. The aggregate value, $31,028,939, is 0.5% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at February 28, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1,231	2 Year U.S. Treasury Notes	Jun. 2018	$261,549,031	$(43,572)
355	5 Year U.S. Treasury Notes	Jun. 2018	40,445,039	(82,447)
2,349	10 Year U.S. Treasury Notes	Jun. 2018	281,990,110	(260,344)
428	20 Year U.S. Treasury Bonds	Jun. 2018	61,391,250	240,177
217	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	33,824,875	407,245

				261,059

	Short Positions:
3	5 Year Euro-Bobl	Mar. 2018	479,608	4,099
1	10 Year Euro-Bund	Jun. 2018	191,260	(924)

				3,175

				$264,234

See Notes to Financial Statements.

Prudential High Yield Fund	39

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Cash of $5,100,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at February 28, 2018.

Forward foreign currency exchange contracts outstanding at February 28, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 03/02/2018	Morgan Stanley	EUR	1,033	$1,271,531	$1,260,034	$(11,497)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 03/02/2018	Morgan Stanley	EUR	1,033	$1,287,772	$1,260,034	$27,738
Expiring 04/03/2018	Morgan Stanley	EUR	1,033	1,274,583	1,263,533	11,050

				$2,562,355	$2,523,567	38,788

						$27,291

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Foreign Currency contracts:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Forward Foreign Currency	$38,788	$(11,497)	$27,291

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

40

The following is a summary of the inputs used as of February 28, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$506,239,402	$—
Bank Loans	—	158,879,367	7,380,000
Corporate Bonds	—	5,887,293,128	2,693
Common Stocks	7,347,963	—	1,021,274
Preferred Stocks	6,600,450	—	54,020
Warrants	—	—	—
Affiliated Mutual Funds	1,571,379,828	—	—
Other Financial Instruments*
Futures Contracts	264,234	—	—
OTC Forward Foreign Currency Exchange Contracts	—	27,291	—

Total	$1,585,592,475	$6,552,439,188	$8,457,987

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2018 were as follows:

Affiliated Mutual Funds (including 20.1% of collateral for securities on loan)	22.9%
Media	9.5
Oil & Gas	8.6
Telecommunications	7.5
Collateralized Loan Obligations	7.4
Electric	5.0
Retail	4.8
Healthcare-Services	4.7
Chemicals	4.3
Software	4.3
Entertainment	3.7
Home Builders	3.3
Mining	3.2
Commercial Services	2.2
Pipelines	2.0
Pharmaceuticals	1.8%
Foods	1.8
Technology	1.7
Miscellaneous Manufacturing	1.6
Diversified Financial Services	1.4
Auto Parts & Equipment	1.2
Computers	1.2
Packaging & Containers	1.1
Building Materials	1.1
Real Estate	1.1
Real Estate Investment Trusts (REITs)	0.9
Iron/Steel	0.9
Lodging	0.8
Healthcare-Products	0.7
Trucking & Leasing	0.6
Distribution/Wholesale	0.5

See Notes to Financial Statements.

Prudential High Yield Fund	41

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Industry (cont’d.)
Aerospace & Defense	0.5%
Leisure Time	0.5
Auto Manufacturers	0.5
Transportation	0.4
Metal Fabricate & Hardware	0.4
Coal	0.4
Banks	0.4
Semiconductors	0.4
Textiles	0.4
Machinery-Diversified	0.4
Engineering & Construction	0.3
Gas	0.3
Oil & Gas Services	0.3
Advertising	0.2
Internet	0.2
Beverages	0.2
Office/Business Equipment	0.2
Agriculture	0.2
Environmental Control	0.2
Retailers	0.1%
Hand/Machine Tools	0.1
Independent Power & Renewable Electricity Producers	0.1
Home Furnishings	0.1
Electrical Components & Equipment	0.1
Metal Fabricate/Hardware	0.0	*
Housewares	0.0	*
Capital Markets	0.0	*
Forest Products & Paper	0.0	*
Electronics	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Energy—Other	0.0	*
Building Materials & Construction	0.0	*
Cable	0.0	*
Warrants	0.0	*

	118.7
Liabilities in excess of other assets	(18.7)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$—		—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	38,788		Unrealized depreciation on OTC forward foreign currency exchange contracts	11,497
Interest rate contracts	Due from/to broker-variation margin futures	651,521	*	Due from/to broker-variation margin futures	387,287	*

Total		$690,309			$398,784

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

42

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts
Foreign exchange contracts	$—	$(70,546)
Interest rate contracts	(23,460,086)	—

Total	$(23,460,086)	$(70,546)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts
Foreign exchange contracts	$—	$52,884
Interest rate contracts	(1,804,218)	—

Total	$(1,804,218)	$52,884

For the six months ended February 28, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)	Forward Foreign Currency Exchange Contracts— Sold(2)
$592,013,378	$847,523	$1,245,930	$2,484,051

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,345,176,842	$(1,345,176,842)	$—

See Notes to Financial Statements.

Prudential High Yield Fund	43

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Morgan Stanley	$38,788	$(11,497)	$27,291	$—	$27,291

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

44

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Statement of Assets & Liabilities (unaudited)

as of February 28, 2018

Assets
Investments at value, including securities on loan of $1,345,176,842:
Unaffiliated investments (cost $6,563,838,433)	$6,574,818,297
Affiliated investments (cost $1,571,398,649)	1,571,379,828
Cash	978,270
Foreign currency, at value (cost $112,320)	123,297
Deposit with broker for futures	5,100,000
Dividends and interest receivable	102,204,017
Receivable for investments sold	28,062,286
Receivable for Fund shares sold	16,389,481
Due from broker—variation margin futures	1,105,549
Unrealized appreciation on OTC forward foreign currency exchange contracts	38,788
Prepaid expenses	30,621

Total Assets	8,300,230,434

Liabilities
Payable to broker for collateral for securities on loan	1,375,957,866
Payable for investments purchased	36,332,340
Payable for Fund shares reacquired	19,723,455
Dividends payable	2,969,918
Accrued expenses and other liabilities	2,423,275
Management fee payable	2,016,360
Distribution fee payable	563,153
Affiliated transfer agent fee payable	152,621
Unrealized depreciation on OTC forward foreign currency exchange contracts	11,497
Shareholder servicing fee payable	4

Total Liabilities	1,440,150,489

Net Assets	$6,860,079,945

Net assets were comprised of:
Common stock, at par	$12,534,815
Paid-in capital in excess of par	6,953,650,490

6,966,185,305
Undistributed net investment income	4,436,971
Accumulated net realized loss on investment and foreign currency transactions	(121,806,558)
Net unrealized appreciation on investments and foreign currencies	11,264,227

Net assets, February 28, 2018	$6,860,079,945

See Notes to Financial Statements.

46

Class A
Net asset value and redemption price per share ($1,315,106,451 ÷ 240,533,284 shares of common stock issued and outstanding)	$5.47
Maximum sales charge (4.50% of offering price)	0.26

Maximum offering price to public	$5.73

Class B
Net asset value, offering price and redemption price per share ($144,709,432 ÷ 26,501,864 shares of common stock issued and outstanding)	$5.46

Class C
Net asset value, offering price and redemption price per share ($259,165,129 ÷ 47,464,929 shares of common stock issued and outstanding)	$5.46

Class Q
Net asset value, offering price and redemption price per share ($1,875,749,380 ÷ 343,017,944 shares of common stock issued and outstanding)	$5.47

Class R
Net asset value, offering price and redemption price per share ($69,788,168 ÷ 12,768,086 shares of common stock issued and outstanding)	$5.47

Class R2
Net asset value, offering price and redemption price per share ($10,013 ÷ 1,830 shares of common stock issued and outstanding)	$5.47

Class R4
Net asset value, offering price and redemption price per share ($10,017 ÷ 1,830 shares of common stock issued and outstanding)	$5.47

Class Z
Net asset value, offering price and redemption price per share ($3,195,541,355 ÷ 583,191,719 shares of common stock issued and outstanding)	$5.48

See Notes to Financial Statements.

Prudential High Yield Fund	47

Statement of Operations (unaudited)

Six Months Ended February 28, 2018

Net Investment Income (Loss)
Income
Interest income	$208,500,495
Income from securities lending, net (including affiliated income of $318,523)	1,823,967
Affiliated dividend income	2,133,566
Unaffiliated dividend income	448,947

Total income	212,906,975

Expenses
Management fee	12,703,890
Distribution fee(a)	3,820,085
Shareholder servicing fee(a)	4
Transfer agent’s fees and expenses (including affiliated expense of $384,626)(a)	2,970,606
Custodian and accounting fees	240,814
Shareholders’ reports	206,443
Registration fees(a)	191,461
SEC registration fees	98,960
Directors’ fees	49,423
Legal fees and expenses	25,666
Audit fee	20,864
Miscellaneous	50,189

Total expenses	20,378,405
Less: Fee waiver and/or expense reimbursement(a)	(8,208)
Distribution fee waiver—Class(a)	(84,046)

Net expenses	20,286,151

Net investment income (loss)	192,620,824

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(31,930))	9,862,005
Futures transactions	(23,460,086)
Forward currency contract transactions	(70,546)
Foreign currency transactions	776

(13,667,851)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(88,916))	(107,444,913)
Futures	(1,804,218)
Forward currency contracts	52,884
Foreign currencies	2,603

(109,193,644)

Net gain (loss) on investment and foreign currency transactions	(122,861,495)

Net Increase (Decrease) In Net Assets Resulting From Operations	$69,759,329

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Q	Class R	Class R2	Class R4	Class Z
Distribution fee	1,680,480	568,861	1,318,603	—	252,137	4	—	—
Shareholder servicing fee	—	—	—	—	—	2	2	—
Transfer Agent’s fees and expenses	945,564	76,064	111,688	10,633	51,740	26	26	1,774,865
Registration fees	28,099	9,535	14,139	47,396	9,798	4,081	4,081	74,332
Fee waiver and/or expense reimbursement	—	—	—	—	—	(4,104)	(4,104)	—
Distribution fee waiver	—	—	—	—	(84,046)	—	—	—

See Notes to Financial Statements.

48

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2018	Year Ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$192,620,824	$345,477,396
Net realized gain (loss) on investment and foreign currency transactions	(13,667,851)	34,741,279
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(109,193,644)	93,779,425

Net increase (decrease) in net assets resulting from operations	69,759,329	473,998,100

Dividends from net investment income
Class A	(38,894,446)	(81,898,191)
Class B	(4,031,202)	(9,729,400)
Class C	(6,706,387)	(13,937,118)
Class Q	(54,373,381)	(63,863,614)
Class R	(1,850,305)	(3,606,415)
Class R2	(99)	—
Class R4	(103)	—
Class Z	(89,965,125)	(178,736,885)

	(195,821,048)	(351,771,623)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,565,581,019	3,152,850,206
Net asset value of shares issued in reinvestment of dividends and distributions	176,450,524	313,291,889
Cost of shares reacquired	(1,062,595,628)	(2,069,091,628)

Net increase (decrease) in net assets from Fund share transactions	679,435,915	1,397,050,467

Total increase (decrease)	553,374,196	1,519,276,944

Net Assets:
Beginning of period	6,306,705,749	4,787,428,805

End of period(a)	$6,860,079,945	$6,306,705,749

(a) Includes undistributed net investment income of:	$4,436,971	$7,637,195

See Notes to Financial Statements.

Prudential High Yield Fund	49

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Company consists of two investment funds: Prudential High Yield Fund and Prudential Short Duration High Yield Income Fund. These financial statements relate only to the Prudential High Yield Fund (the “Fund”).

The investment objective of the Fund is to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value

50

hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Prudential High Yield Fund	51

Notes to Financial Statements (unaudited) (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies,

52

currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund

Prudential High Yield Fund	53

Notes to Financial Statements (unaudited) (continued)

since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

54

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk—Counterparty Risk: For the one year period beginning July 25, 2017 through July 24, 2018, the Fund entered into an exclusive securities lending arrangement with a single counterparty (ie the borrower) as the sole counterparty to the Fund’s portfolio for its securities lending activity. If the borrower defaults, the loaned securities may fail to be returned to the Fund. However, this risk is mitigated since the market value of the securities on loan is fully collateralized. Furthermore, the Fund’s securities lending agent indemnified the Fund against default by the borrower.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the exdate. Expenses are recorded on an accrual basis, which may require the use of certain

Prudential High Yield Fund	55

Notes to Financial Statements (unaudited) (continued)

estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include Distribution fees, Distribution fee waivers, and Shareholder servicing fee, Transfer Agent’s fees and expenses, Registration fees and Fee waiver and/or expense reimbursement.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for

56

the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets up to $250 million, 0.475% of the next $500 million, 0.45% of the next $750 million, 0.425% of the next $500 million, 0.40% of the next $500 million, 0.375% of the next $500 million and 0.35% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate before any waivers and/or expense reimbursement was 0.39% for the six months ended February 28, 2018. The effective management fee rate net of waivers and/or expense reimbursement was 0.39%.

PGIM Investments has contractually agreed, through December 31, 2019 to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 0.91% of average daily net assets for Class R2 shares or 0.66% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R, Class R2, Class R4 and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q, Class R4 or Class Z shares of the Fund.

Prudential High Yield Fund	57

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 0.75%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through December 31, 2018 to limit such expenses to 0.50% of the average daily net assets of the Class R shares.

The Fund has adopted Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 and R4 shares, a shareholder service fee at an annual rate of 0.10% of the average dally net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PIMS has advised the Fund that it has received $980,849 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2018. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2018, it received $9,589, $46,976 and $14,539 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended February 28, 2018 no such transactions were entered into by the Fund.

58

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended February 28, 2018, PGIM, Inc. was compensated $513,708 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. The Fund also invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Funds and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended February 28, 2018, were $2,171,356,681 and $1,344,194,254, respectively.

On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”), GenOn Energy, Inc. and its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, PGIM, Inc. has agreed to participate in a backstop commitment of $4,031,000 for the new bond offering. Under the commitment agreement, the Fund will be obligated to purchase all of the unsubscribed shares of the bond offering. The Fund has received a backstop fee of $1,859,950 in conjunction with this commitment. As of November 1, 2017, the commitment agreement has been terminated and the Fund was not obligated to purchase any unsubscribed shares of the bond offering.

5. Tax Information

The United States federal income tax basis of investments and the net unrealized appreciation as of February 28, 2018 were as follows:

Tax Basis	$8,133,762,260

Gross Unrealized Appreciation	157,721,815
Gross Unrealized Depreciation	(144,994,425)

Net Unrealized Appreciation	$12,727,390

Prudential High Yield Fund	59

Notes to Financial Statements (unaudited) (continued)

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after September 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2017, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$44,375,000

Pre-Enactment Losses:
Expiring 2018	$49,857,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class R2, Class R4, and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6 billion shares of common stock, with a par value of $0.01 per share. Of the Company’s authorized capital stock, 4.815 billion authorized shares have been allocated to the Fund and divided into nine classes, designated Class A, Class B, Class C, Class Q, Class R, Class Z, Class T, Class R2 and Class R4 common stock, each of which consists of 665 million, 50 million, 200 million, 1 billion, 150 million, 2.250 billion, 300 million, 100 million and 100 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of February 28, 2018, Prudential, through its affiliates, owned 1,680,061 Class Q shares, 1,830 Class R2 shares and 1,830 Class R4 shares of the Fund.

At reporting period end, five shareholders of record held 54% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

	Shares	Amount
Class A
Six months ended February 28, 2018:
Shares sold	21,444,392	$118,778,848
Shares issued in reinvestment of dividends and distributions	5,909,810	32,717,378
Shares reacquired	(34,970,873)	(193,409,227)

Net increase (decrease) in shares outstanding before conversion	(7,616,671)	(41,913,001)
Shares issued upon conversion from other share class(es)	2,165,481	12,002,928
Shares reacquired upon conversion into other share class(es)	(2,162,531)	(11,971,751)

Net increase (decrease) in shares outstanding	(7,613,721)	$(41,881,824)

Year ended August 31, 2017:
Shares sold	69,794,827	$383,703,991
Shares issued in reinvestment of dividends and distributions	12,437,783	68,567,814
Shares reacquired	(57,506,574)	(315,978,567)

Net increase (decrease) in shares outstanding before conversion	24,726,036	136,293,238
Shares issued upon conversion from other share class(es)	3,515,000	19,267,367
Shares reacquired upon conversion into other share class(es)	(19,030,653)	(104,997,680)

Net increase (decrease) in shares outstanding	9,210,383	$50,562,925

Prudential High Yield Fund	61

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended February 28, 2018:
Shares sold	240,253	$1,331,216
Shares issued in reinvestment of dividends and distributions	606,161	3,350,948
Shares reacquired	(1,774,310)	(9,806,109)

Net increase (decrease) in shares outstanding before conversion	(927,896)	(5,123,945)
Shares reacquired upon conversion into other share class(es)	(2,034,254)	(11,273,385)

Net increase (decrease) in shares outstanding	(2,962,150)	$(16,397,330)

Year ended August 31, 2017:
Shares sold	243,104	$1,334,045
Shares issued in reinvestment of dividends and distributions	1,464,340	8,056,185
Shares reacquired	(3,850,309)	(21,135,939)

Net increase (decrease) in shares outstanding before conversion	(2,142,865)	(11,745,709)
Shares reacquired upon conversion into other share class(es)	(2,925,445)	(16,027,191)

Net increase (decrease) in shares outstanding	(5,068,310)	$(27,772,900)

Class C
Six months ended February 28, 2018:
Shares sold	3,796,334	$21,024,057
Shares issued in reinvestment of dividends and distributions	1,073,448	5,933,336
Shares reacquired	(4,717,280)	(26,066,159)

Net increase (decrease) in shares outstanding before conversion	152,502	891,234
Shares reacquired upon conversion into other share class(es)	(665,672)	(3,690,279)

Net increase (decrease) in shares outstanding	(513,170)	$(2,799,045)

Year ended August 31, 2017:
Shares sold	11,322,593	$62,148,367
Shares issued in reinvestment of dividends and distributions	2,187,340	12,041,939
Shares reacquired	(8,858,269)	(48,639,772)

Net increase (decrease) in shares outstanding before conversion	4,651,664	25,550,534
Shares reacquired upon conversion into other share class(es)	(2,617,227)	(14,391,840)

Net increase (decrease) in shares outstanding	2,034,437	$11,158,694

62

Class Q	Shares	Amount
Six months ended February 28, 2018:
Shares sold	72,396,784	$401,132,525
Shares issued in reinvestment of dividends and distributions	8,768,490	48,542,151
Shares reacquired	(38,199,871)	(211,006,817)

Net increase (decrease) in shares outstanding before conversion	42,965,403	238,667,859
Shares issued upon conversion from other share class(es)	27,725,891	154,454,269
Shares reacquired upon conversion into other share class(es)	(4,130)	(22,986)

Net increase (decrease) in shares outstanding	70,687,164	$393,099,142

Year ended August 31, 2017:
Shares sold	107,441,395	$593,878,254
Shares issued in reinvestment of dividends and distributions	11,174,918	61,952,046
Shares reacquired	(86,222,493)	(476,141,714)

Net increase (decrease) in shares outstanding before conversion	32,393,820	179,688,586
Shares issued upon conversion from other share class(es)	179,942,156	989,696,588
Shares reacquired upon conversion into other share class(es)	(70,878)	(391,509)

Net increase (decrease) in shares outstanding	212,265,098	$1,168,993,665

Class R
Six months ended February 28, 2018:
Shares sold	2,674,416	$14,800,337
Shares issued in reinvestment of dividends and distributions	334,213	1,849,159
Shares reacquired	(1,827,349)	(10,105,061)

Net increase (decrease) in shares outstanding	1,181,280	$6,544,435

Year ended August 31, 2017:
Shares sold	4,088,954	$22,491,522
Shares issued in reinvestment of dividends and distributions	653,205	3,600,947
Shares reacquired	(3,710,479)	(20,416,751)

Net increase (decrease) in shares outstanding	1,031,680	$5,675,718

Class R2
Period ended February 28, 2018*:
Shares sold	1,812	$10,000
Shares issued in reinvestment of dividends and distributions	18	99

Net increase (decrease) in shares outstanding	1,830	$10,099

Class R4
Period ended February 28, 2018*:
Shares sold	1,811	$10,000
Shares issued in reinvestment of dividends and distributions	19	103

Net increase (decrease) in shares outstanding	1,830	$10,103

Prudential High Yield Fund	63

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended February 28, 2018:
Shares sold	181,740,135	$1,008,494,036
Shares issued in reinvestment of dividends and distributions	15,157,114	84,057,350
Shares reacquired	(110,419,324)	(612,202,255)

Net increase (decrease) in shares outstanding before conversion	86,477,925	480,349,131
Shares issued upon conversion from other share class(es)	2,634,575	14,626,991
Shares reacquired upon conversion into other share class(es)	(27,602,056)	(154,125,787)

Net increase (decrease) in shares outstanding	61,510,444	$340,850,335

Year ended August 31, 2017:
Shares sold	379,542,126	$2,089,294,027
Shares issued in reinvestment of dividends and distributions	28,815,764	159,072,958
Shares reacquired	(215,386,247)	(1,186,778,885)

Net increase (decrease) in shares outstanding before conversion	192,971,643	1,061,588,100
Shares issued upon conversion from other shares class(es)	21,208,541	117,067,324
Shares reacquired upon conversion into other share class(es)	(179,717,035)	(990,223,059)

Net increase (decrease) in shares outstanding	34,463,149	$188,432,365

*	Commencement of offering was December 27, 2017.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby

64

requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2018.

Prudential High Yield Fund	65

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.57		$5.45	$5.38	$5.80	$5.60	$5.59
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.33	0.32	0.33	0.33	0.34
Net realized and unrealized gain (loss) on investment transactions	(0.10)		0.13	0.08	(0.41)	0.22	0.04
Total from investment operations	0.06		0.46	0.40	(0.08)	0.55	0.38
Less Dividends:
Dividends from net investment income	(0.16)		(0.34)	(0.33)	(0.34)	(0.35)	(0.37)
Net asset value, end of period	$5.47		$5.57	$5.45	$5.38	$5.80	$5.60
Total Return(b):	1.06%		8.60%	7.96%	(1.39)%	10.11%	6.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,315,106		$1,382,192	$1,302,432	$1,218,179	$1,347,911	$1,327,678
Average net assets (000)	$1,355,528		$1,344,300	$1,180,916	$1,290,432	$1,355,610	$1,385,567
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.80%	(e)	0.81%	0.82%	0.83%	0.82%	0.83%
Expenses before waivers and/or expense reimbursement(d)	0.80%	(e)	0.81%	0.82%	0.85%	0.87%	0.88%
Net investment income (loss)	5.69%	(e)	5.99%	6.18%	5.88%	5.78%	6.04%
Portfolio turnover rate	21%	(f)	40%	28%	48%	51%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

66

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.56		$5.44	$5.37	$5.80	$5.60	$5.59
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.30	0.29	0.30	0.30	0.32
Net realized and unrealized gain (loss) on investment transactions	(0.09)		0.13	0.09	(0.42)	0.23	0.03
Total from investment operations	0.05		0.43	0.38	(0.12)	0.53	0.35
Less Dividends:
Dividends from net investment income	(0.15)		(0.31)	(0.31)	(0.31)	(0.33)	(0.34)
Net asset value, end of period	$5.46		$5.56	$5.44	$5.37	$5.80	$5.60
Total Return(b):	0.82%		8.07%	7.43%	(2.06)%	9.57%	6.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$144,709		$163,904	$188,011	$215,462	$259,756	$213,714
Average net assets (000)	$152,954		$173,630	$191,578	$235,221	$239,412	$194,916
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.27%	(d)	1.30%	1.32%	1.33%	1.32%	1.33%
Expenses before waivers and/or expense reimbursement	1.27%	(d)	1.30%	1.32%	1.33%	1.32%	1.33%
Net investment income (loss)	5.22%	(d)	5.49%	5.67%	5.38%	5.27%	5.53%
Portfolio turnover rate	21%	(e)	40%	28%	48%	51%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	67

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.56		$5.44	$5.37	$5.80	$5.59	$5.58
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.29	0.28	0.29	0.29	0.30
Net realized and unrealized gain (loss) on investment transactions	(0.10)		0.12	0.08	(0.42)	0.23	0.04
Total from investment operations	0.04		0.41	0.36	(0.13)	0.52	0.34
Less Dividends:
Dividends from net investment income	(0.14)		(0.29)	(0.29)	(0.30)	(0.31)	(0.33)
Net asset value, end of period	$5.46		$5.56	$5.44	$5.37	$5.80	$5.59
Total Return(b):	0.71%		7.80%	7.16%	(2.31)%	9.49%	6.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$259,165		$266,881	$250,106	$236,533	$270,142	$247,992
Average net assets (000)	$265,906		$260,724	$224,095	$254,515	$258,825	$260,306
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.50%	(d)	1.56%	1.57%	1.58%	1.57%	1.58%
Expenses before waivers and/or expense reimbursement	1.50%	(d)	1.56%	1.57%	1.58%	1.57%	1.58%
Net investment income (loss)	4.99%	(d)	5.24%	5.42%	5.13%	5.03%	5.29%
Portfolio turnover rate	21%	(e)	40%	28%	48%	51%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

68

Class Q Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.57		$5.46	$5.39	$5.81	$5.61	$5.61
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.35	0.34	0.35	0.35	0.37
Net realized and unrealized gain (loss) on investment transactions	(0.10)		0.12	0.08	(0.41)	0.23	0.02
Total from investment operations	0.07		0.47	0.42	(0.06)	0.58	0.39
Less Dividends:
Dividends from net investment income	(0.17)		(0.36)	(0.35)	(0.36)	(0.38)	(0.39)
Net asset value, end of period	$5.47		$5.57	$5.46	$5.39	$5.81	$5.61
Total Return(b):	1.26%		8.82%	8.36%	(1.01)%	10.50%	7.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,875,749		$1,517,154	$327,725	$58,416	$14,336	$7,901
Average net assets (000)	$1,772,260		$988,188	$178,565	$44,388	$10,563	$52,463
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.42%	(d)	0.42%	0.45%	0.46%	0.46%	0.47%
Expenses before waivers and/or expense reimbursement	0.42%	(d)	0.42%	0.45%	0.46%	0.46%	0.47%
Net investment income (loss)	6.09%	(d)	6.35%	6.61%	6.27%	6.12%	6.40%
Portfolio turnover rate	21%	(e)	40%	28%	48%	51%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	69

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.57		$5.45	$5.38	$5.80	$5.60	$5.59
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.32	0.31	0.31	0.32	0.33
Net realized and unrealized gain (loss) on investment transactions	(0.10)		0.12	0.08	(0.40)	0.22	0.04
Total from investment operations	0.05		0.44	0.39	(0.09)	0.54	0.37
Less Dividends:
Dividends from net investment income	(0.15)		(0.32)	(0.32)	(0.33)	(0.34)	(0.36)
Net asset value, end of period	$5.47		$5.57	$5.45	$5.38	$5.80	$5.60
Total Return(b):	0.92%		8.33%	7.70%	(1.63)%	9.84%	6.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$69,788		$64,518	$57,520	$51,716	$57,502	$50,732
Average net assets (000)	$67,794		$61,642	$50,921	$54,089	$55,379	$47,639
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.09%	(d)	1.06%	1.07%	1.08%	1.07%	1.08%
Expenses before waivers and/or expense reimbursement	1.34%	(d)	1.31%	1.32%	1.33%	1.32%	1.33%
Net investment income (loss)	5.41%	(d)	5.74%	5.93%	5.63%	5.53%	5.78%
Portfolio turnover rate	21%	(e)	40%	28%	48%	51%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

70

Class R2 Shares
	December 27, 2017(a) through February 28, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.52
Income (loss) from investment operations:
Net investment income (loss)	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.05)
Total from investment operations	-
Less Dividends:
Dividends from net investment income	(0.05)
Net asset value, end of period	$5.47
Total Return(c):	0.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91%	(e)
Expenses before waivers and/or expense reimbursement	238.15%	(e)
Net investment income (loss)	5.41%	(e)
Portfolio turnover rate	21%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	71

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 27, 2017(a) through February 28, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.52
Income (loss) from investment operations:
Net investment income (loss)	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.04)
Total from investment operations	0.01
Less Dividends:
Dividends from net investment income	(0.06)
Net asset value, end of period	$5.47
Total Return(c):	0.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.66%	(e)
Expenses before waivers and/or expense reimbursement	237.87%	(e)
Net investment income (loss)	5.66%	(e)
Portfolio turnover rate	21%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

72

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.58		$5.46	$5.39	$5.82	$5.62	$5.61
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.34	0.34	0.34	0.35	0.36
Net realized and unrealized gain (loss) on investment transactions	(0.09)		0.13	0.08	(0.41)	0.22	0.04
Total from investment operations	0.07		0.47	0.42	(0.07)	0.57	0.40
Less Dividends:
Dividends from net investment income	(0.17)		(0.35)	(0.35)	(0.36)	(0.37)	(0.39)
Net asset value, end of period	$5.48		$5.58	$5.46	$5.39	$5.82	$5.62
Total Return(b):	1.20%		8.89%	8.26%	(1.29)%	10.38%	7.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,195,541		$2,912,057	$2,661,635	$1,510,074	$1,336,453	$1,010,477
Average net assets (000)	$2,991,737		$2,808,766	$1,842,948	$1,394,662	$1,254,191	$911,701
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.53%	(d)	0.55%	0.57%	0.58%	0.57%	0.58%
Expenses before waivers and/or expense reimbursement	0.53%	(d)	0.55%	0.57%	0.58%	0.57%	0.58%
Net investment income (loss)	5.97%	(d)	6.25%	6.44%	6.13%	6.02%	6.29%
Portfolio turnover rate	21%	(e)	40%	28%	48%	51%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	73

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential High Yield Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL HIGH YIELD FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	Q
NASDAQ	PBHAX	PBHYX	PRHCX	JDYRX	PHYZX	PHYEX	PHYGX	PHYQX
CUSIP	74440Y108	74440Y207	74440Y306	74440Y603	74440Y801	74442J604	74442J703	74440Y884

MF110E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 18, 2018